Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2024AO10489	XXX	Sold	2	2	1	1
Verified credit history - Borrower's Credit Report showed a total of five revolving XXX all paid with XXX late payments and only XXX percent credit utilization.; Verified credit history - XXX FICO w/a minimum requirement of XXX Verified reserves - XXX mths verified reserves w/a minimum requirement of XXX mths.;
											XXX Guideline Exception(s) - XXX_Guidelines v3.8 XXX First Time Investors are not allowed. Credit report reflects no mortgage history., Client Comment: Investor acknowledged exception.
XXX Missing Underwriter Loan Approval - Missing lender loan approval. Only an unsigned 1008 was provided. - Per lender response they do not have and internal approval form and the u/w team never signs the 1008 .

2024AO10499	XXX	Sold	2	2	1	1
Conservative use of credit - Borrower's Credit Report showed tradelines dating to year XXX with a total of XXX revolving tradelines and only XXX percent revolving credit utilization.; Verified credit history - XXX FICO w/a minimum requirement of XXX.;
											XXX Insufficient Verified Reserves (Number of Months) - XXX_Guidelines v3.8 required XXX months reserves of XXX Total reserves verified XXX Client Comment: Investor acknowledged exception.
XXX Missing Underwriter Loan Approval - Missing Lender loan Approval.   XXX does not XXX.  Unable to verify if loan was reviewed to the XXX Guidelines or the XXX or the XXX guidelines. - XXX Recd confirmation that the loan was underwritten to the XXX Guidelines.

XXX Insufficient Verified Funds to Close - Total funds required to close XXX Total funds verified XXX in XXX A/# ending in XXX Short XXX
XXX  (No evidence that the EMD of XXX cleared prior to verification of funds on XXX.)  - XXX Per lender g/l -XXX requires verification by either: copy of cancelled check or bank statement showing the funds cleared.  Cancelled check is sufficient.

2024AO10490	XXX	Sold	2	2	1	1
Verified credit history - Borrower's credit report supports four revolving tradelines, all paid with XXX late payments.; Verified reserves - XXX mths verified reserves w/a minimum requirement of 6.; Verified credit history - XXX FICO w/a minimum requirement of XXX
											XXX Credit Documentation is Insufficient - Missing sellers closing disclosure and/or combined XXX Client Comment: XXX Non-Material.
2024AO10493	XXX	Securitized	1	1	1	1
Verified credit history - The borrower's Credit Report, showed tradelines dating to year XXX with a total of XXX tradelines. The borrower's active tradelines shows a high revolving credit limit of XXX with XXX percent credit utilization.;
													XXX Missing Required Property Inspection - Missing post-disaster inspection report for property located in XXX (XXX Disaster XXX) - XXX XXX returned reflecting No Damage.
2024AO10496	XXX	Securitized	1	1	1	1				Verified liquid assets and/or savings history - XXX months verified liquid reserves ;
XXX Discrepancy between 1003 and documentation stated and/or verified in file - Missing corrected final 1003.  --The 1003 declarations section reflects borrower is a XXX (p. 304); borrower has been a Permanent Resident XXX since XXX (p. 260). - XXX Corrected 1003 received.

2024AO10494	XXX	Securitized	1	1	1	1				Verified reserves - File contains proof of XXX months verified reserves.;
XXX Missing Mortgage/Deed of Trust - Missing mortgage/deed of trust. - XXX DOT received.

XXX Credit Documentation is Insufficient - Missing seller CD and/or combined HUD. - XXX Buyer/Seller XXX-1 and Seller CD received.

XXX Asset Documentation is Insufficient - Assets provided are not seasoned 60 days.  Cathay Bank VOD XXX opened XXX with VOD dated XXX  XXX Statement summary states XXX opened XXX with statement summary dated XXX  Assets were not sourced. - XXX XXX verification loan was approved to theXXX_Guidelines XXX not the Investor Plus. No Seasoning required.

XXX Missing Final XXX - Missing copy of the final executed XXX. - XXX Buyer/Seller XXX and Seller CD received.

XXX Guideline Exception(s) - First time investors are not allowed per theXXX Guidelines v1.4. - XXX  verification loan was approved to theXXX_Guidelines XXX not theXXXs.

2024AO10492	XXX	Securitized	2	2	1	1				Verified reserves - Borrower has XXX months reserves, XXX months required.; Verified credit history - XXX midscore, XXX required.;	XXX Credit Documentation is Insufficient - Missing seller CD and/or XXX Client Comment: XXX Non-Material
XXX Missing Copy of Original Appraisal report - Missing appraisal report. - Cleared Stips XXX

XXX Missing Initial 1003 Application - Missing initial loan application. - Cleared Stips pg 433 XXX

XXX Insufficient Verified Funds to Close - Short XXX  File contains XXX0 less CTC of EM XXX plus XXX less funds verified of XXX = XXX shortage.

 - Cleared stips XXX pg 193-195; 174-175

XXX Missing Purchase Contract - Missing purchase contract. - Cleared Stips XXX pg 156

XXX Missing Flood Insurance Cert. - Missing flood insurance certificate. - Cleared Stips pg 429 XXX

XXX Missing Credit Report - Missing credit report. - Cleared Stips XXX og 107/123.

XXX Guideline Exception(s) - First Time investors are not allowed per the XXX_Guidelines v1.4 - XXX verification loan was approved to theXXX_Guidelines v3.8 not the XXX

XXX Missing PLS required secondary valuation. - Missing secondary valuation. - Cleared StipsXXX

XXX Missing evidence of Hazard Insurance - Missing hazard insurance. - Cleared Stips pg 176/XXX

XXX Insufficient verified reserves - Short required reserves of XXX - XXX Recd verification loan was approved to theXXX _Guidelines XXX not the Investor Plus. Total required reserves of XXX verified.

2024AO10495	XXX	Securitized	2	2	1	1				Established Landlord history - Borrower has owned subject property for over XXX years.;	XXX Final 1003 Application is Incomplete - Final loan application missing years owned at present address., Client Comment: XXX Non-Material
XXX Loan has a reserve requirement and no assets entered - Missing asset statements.  Twelve months reserves are required equal to XXX - Cleared Stips XXX

XXX Insufficient verified reserves - Short reserves IAO XXX  File contains proof of XXX less amount needed of XXX = XXX shortage. - XXX Exception set in error.  Per XXX cash proceeds can be used for reserves for LTV of XXX or less.  Subject LTV XXX

XXX Missing XXX Family Rider - Missing XXX Family Rider. - XXX Assignments of Leases and rents received.

XXX Missing Credit Report - Missing credit report.   - Cleared Stips XXX

XXX Asset Documentation is Insufficient - Missing most recent month bank statement with sufficient funds to cover reserve requirement of XXX - Cleared Stips XXX

XXX Missing Copy of Original Appraisal report - Missing appraisal report. - XXX Valuation received, XXX Unit property. Investor acknowledges as acceptable per Lender guidelines.

XXX No evidence lender provided copies of written appraisals - Missing evidence lender provided copies of appraisal. - Cleared Stips XXX

XXX Missing Flood Insurance Cert. - Missing flood insurance certificate. - Cleared Stips XXX

XXX Missing Initial 1003 Application - Missing initial loan application. - Cleared Stips XXX

XXX Missing evidence of Hazard Insurance - Missing hazard insurance. - Cleared Stips XXX

XXX Credit Documentation is Insufficient - Missing:  Business Purpose and Occupancy Affidavit; Certificate of Formation/Certificate of Incorporation; Certificate of Status (Certificate of Good Standing; Articles of Organization and by-laws or Operating Agreement; Corporate Resolution; Personal Guaranty Statement. - Cleared Stips XXX

XXX Missing PLS required secondary valuation. - Missing secondary valuation. - Cleared Stips XXX

XXX Missing Required Property Inspection - Missing post-disaster inspection report for property located in XXX (XXX  Disaster XXX XXX - XXX PDIR returned No Damage.

2024AO10497	XXX	Securitized	1	1	1	1				Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Low LTV/CLTV/HCLTV - XXX CLTV;
XXX Missing Initial 1003 Application - Missing initial loan application in the loan file.  - XXX initial XXX received.

XXX Missing Underwriter Loan Approval - Missing lender loan approval including form 1008. Unable to verify if loan was reviewed to the XXX Guidelines or the XXX or the XXX Guidelines. - XXX 1008 received.

XXX Insufficient Verified Funds to Close - Missing sufficient verified assets to close and reserves. - XXX Additional bank statements and cancelled XXX check received.

XXX Missing PLS required secondary valuation. - Missing PLS required secondary valuation. -XXX CDA received.

XXX Missing Copy of Original Appraisal report - Missing copy of the Original Appraisal report in the loan file, no evidence of the report. - XXX appraisal received.

XXX No evidence lender provided copies of written appraisals - No evidence borrower received copies of written appraisals in file. - XXX Appraisal acknowledgement received.

XXX Missing Purchase Contract - Missing Purchase Contract/Agreement in loan file. - XXX Executed Purchase Agreement received.

XXX Missing evidence of Hazard Insurance - Hazard insurance is not included in the loan file. XXX shows hazard insurance reserves and initial premium paid at closing. - XXX HOI policy received.

XXXBorrower has not exemplified the willingness to repay the debt - Missing sufficient documents in the loan file to determine Borrower's willingness to repay the debt. - XXX Credit package received.

XXX Missing XXX disclosure right to receive a copy of all written appraisals - Missing copy of the Appraisal Report in the loan file, unable to locate copies of the XXX disclosure. - XXX XXX Disclosure received.

XXX Missing Flood Insurance Cert. - Flood Certification not included in loan file. Missing Flood Cert. - XXX Flood cert received.

XXX Charge Offs have not been satisfied or paid off - XXX requires Judgements to be satisfied or brought current prior to or at closing. There is no evidence of satisfaction for Judgement on pg 30. - XXX Final title policy does not reflect judgement and credit report/fraud report reflects no public records or judgments.

XXX Borrower has not proven the ability to repay the debt - Missing sufficient documents in the loan file to determine Borrower's ability to repay debt. - XXX Credit package received.

XXX Missing Credit Report - Missing Credit Reports in the loan file. - XXX Credit report received.

2024AO10498	XXX	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV/CLTV of XXX
XXX Insufficient Verified Funds to Close - Obtain latest bank statements covering XXX days with sufficient funds to cover cash to close in the amount of XXX - XXX Per lender g/l -XXX requires verification by either: copy of cancelled check or bank statement showing the funds cleared.  Cancelled check is sufficient.

XXX Loan has a reserve requirement and no assets entered - Short required reserves IAO XXX asset documentation is insufficient to cover funds to close or reserves.  - XXX Per lender g/l -XXX deposit requires verification by either: copy of cancelled check or bank statement showing the funds cleared.  Cancelled check is sufficient to include.

2024AO10448	XXX	Sold	2	1	2	1				Low LTV/CLTV/HCLTV - LTV/CLTV XXX Verified reserves - XXX months reserves verified. ;	XXX Missing Affiliated XXX Disclosure - Not provided., Client Comment: XXX ABD not in file. FACTS disclosure, XXX does indicate affiliates. CD XXX does not reflect fees paid to affiliates.		XXX Missing valid Change of Circumstance(s) - Missing initial COC for LE XXX for increase to appraisal - XXX COC in file p580.
2024AO10404	XXX	Sold	1	1	1	1				Verified housing payment history - MR XXX months; Established Landlord history - XXX years per REO property XXX Property Information XXX
XXX Missing Legal Description on Mortgage/DOT - Missing the Legal Description "Exhibit A"  - Per client ok to clear with the legal description provided.

XXX Underwriting Loan Approval is Deficient - Missing final 1008.  1008 in file does not match final 1003.  Missing Loan Approval. - XXX Lender provided a copy of the Loan Approval and corrected 1008.

XXX Missing evidence of the Seller XXX -  Missing evidence of the Seller XXX - XXX XXX Lender provided seller's XXX

2024AO10407	XXX	Sold	1	1	1	1				Verified ownership of subject property - XXX years; Verified housing payment history - MR XXX with XXX Verified reserves - XXX months reserves.;
2024AO10408	XXX	Sold	1	1	1	1				Verified occupancy in subject property - XXX years; Verified employment history - The same line of work XXX years and current business XXX years;
2024AO10415	XXX	Sold	2	2	1	1				Verified employment history - XXX years in the same line of work; Verified reserves - XXX months;
XXX Guideline Exception(s) - Per XXX - XXX guidelines, maXXX recent XXX months.  Missing Exception Granted for XXX mortgage payment per 1008 p.237 and mortgage statement pg 317.Did not locate approved exception in file., Client Comment: XXX EV2 Per client exception.  Lender requested exception for XXX mortgage history citing the following compensating factors: XXX additional mortgages with XXX history, Reserves, Fico.
													XXX Missing evidence of the Seller XXX - Missing evidence of the Seller XXX - XXX Lender provided combined settlement statement.
2024AO10423	XXX	Sold	1	1	1	1				Verified ownership of subject property - XXX years since XXX verified by title; Low LTV/CLTV/HCLTV - XXX ;
2024AO10412	XXX	Sold	1	1	1	1				Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt.; Low DTI - Max DTI XXX Verified DTI XXX
2024AO10409	XXX	Sold	1	1	1	1				Verified reserves - XXX months reserves; Verified credit history - High FICO XXX Low LTV/CLTV/HCLTV - XXX LTV;
2024AO10500	XXX	Sold	1	1	1	1				Verified housing payment history - XXX Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt;			XXX Missing Legal Description on Mortgage/DOT - Missing legal description., - Lender provided DOT with legal description.
2024AO10517	XXX	Sold	2	2	1	1				Verified reserves - Verified XXX months reserves post-closing, minimum XXX mos required.;
XXX LTV Exceeds Max Allowed - Transaction closed as cash out LTV XXX Per matrix, with loan amount XXX max LTV is XXX XXX LTV reduction if appraisal reflects any unit as XXX Per appraisal pg 228, property is vacant. Therefore, max LTV is XXX Client Comment: Investor Acknowledged Exception based on the following: XXX FICO, XXX years on job, XXX DSCR XXX Low credit utilization and investor experience.

XXX Guideline Exception(s) - Per Redstone guidelines XXX max loan term is XXX years for program XXX Per loan approval, loan approved as XXX DSCR and Note pg 1 reflects a XXX year term note with XXX month IO., Client Comment: Investor Acknowledged Exception based on the following: XXX FICO, XXX years on job, XXX DSCR XXX Low credit utilization and investor experience.

XXX Credit Documentation is Insufficient - Per XXX guidelines and matrix age of documents is XXX days. Note date was XXX credit report pg 338 was dated  XXX which is greater than XXX days. - XXX Lender provided updated credit report.

2024AO10509	XXX	Sold	1	1	1	1				Low LTV/CLTV/HCLTV - Loan is XXX LTV on cash-out refinance. ; Verified reserves - Borrower has XXX reserves post-closing. ;
XXX Missing PLS required secondary valuation. - No secondary valuation provided to support appraised value of XXX SSR not available for property type, CDA required.  - XXX Lender provided a copy of the CDA. XXX value, XXX risk rating, XXX Variance.

XXX Credit Documentation is Insufficient - VOM for primary residence, as applicable, not provided to verify mortgage payment history XXX for XXX eligibility. The file did not contain a property profile to evidnce free and clear. Per Guidelines DSCR, borrower's primary and subject property if refinance transaction. - XXX Lender provided a property profile which indicated the property is free and clear.

XXX is not executed by one or all parties to the transaction - XXX is jointly owned by borrower guarantor and additional party per Articles of Incorporation. Additional owner did not execute Security Instrument or Settlement Statement with no consent indicated for transaction.  - XXX Lender provided a copy of the Resolution to Borrower signed by both owners of the company.

2024AO10511	XXX	Sold	1	1	1	1				Verified reserves - XXX months reserve requirement XXX months verified per cash out ; Verified credit history - Good FICO XXX
XXX Missing Homeownership Counseling Disclosure - Homeownership Counseling Disclosure is not in loan file. - XXX - Lender provided a copy of Homeownership Counseling Disclosure.

XXX Missing valid Change of Circumstance(s) - Missing COC for addition of Loan Discount fee on LE issued XXX - XXX Received COC dated XXX

XXX Missing Intent to Proceed - Intent to Proceed is not in loan file., Client Comment: No fee tolerance violation, level XXX exception. - XXX - Lender provided copy of Intent to Proceed.

2024AO10506	XXX	Sold	1	1	1	1				Verified reserves - XXX months reserves verified; Verified credit history - Good FICO XXX Low DTI - XXX
2024AO10512	XXX	Sold	2	1	2	1				Verified reserves - XXX months verified reserves; Low DTI - XXX DTI, guideline max DTI XXX pg. 59;
XXX NMLS Loan Originator Company ID is missing from Note (12 CFR 1026.36(g)(1-2)) - ID is missing from non-standard Note., Client Comment: Client acknowledged exception. Recommendation is to correct the original Note and send a complete copy of the corrected Note to the borrower.

XXX NMLS Loan Originator (Individual) ID is missing from Note (12 CFR 1026.36(g)(1-2)) - ID is missing from non-standard Note., Client Comment: Client acknowledged exception. Recommendation is to correct the original Note and send a complete copy of the corrected Note to the borrower.

XXX Missing valid Change of Circumstance(s) - Missing COC for LE issued on XXX Credit Report fee increased. No fee violation with this LE. , Client Comment: XXX No fee violation, level XXX exception.

XXX Missing Evidence of Service Provider List - Service provider list not in file.  - XXX Received the Service Provider List

XXX Document Intent to Proceed with the Transaction - Intent to proceed not in file. -- You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of XXX Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - XXX Received Intent to Proceed

XXX Discrepancy between 1003 and documentation stated and/or verified in file - Initial 1003 missing signatures for the borrower and the originator.

Final 1003 missing signature for the borrower. - XXX Lender provided a copy of the initial 1003 signed by LO and borrower.  Final 1003 provided with lender and borrower signatures.

XXX Missing Home Loan XXX - Home Loan XXX not in file.  - XXX Received the Home Loan XXX

XXX Missing Affiliated Business Disclosure - Affiliated Business Disclosure is not in loan file. No FACTS disclosure provided to determine affiliates present.

 - XXX Lender has no affiliates. Received in Stips.

XXX Missing Homeownership Counseling Disclosure - Homeownership Counseling Disclosure not in file.  - XXX Received Homeownership Counseling Disclosure in Stips.

2024AO10507	XXX	Sold	2	2	1	1				Verified reserves - XXX months verified reserves exceed required XXX months.; Low LTV/CLTV/HCLTV - Loan is at XXX LTV.;
XXX Credit Documentation is Insufficient - Incorrect date on Business-Purpose Loan XXX to Security Instrument on page 17. Date disclosed as XXX day of XXX., Client Comment: Investor acknowledged -  Not considered a material finding. Loan signed and dated same date as all of security documents.

XXX Missing Schedule of XXX - Schedule of XXX not completed with PITIA obligations and Creditor Information if applicable, for all non-subject properties on final and initial 1003's.

, Client Comment: Investor acknowledged - DSCR doc type not a material finding.
													XXX Missing Note - Note and any applicable Riders and or Addendums not located in file. - XXX Lender provided a copy of the note.
2024AO10508	XXX	Sold	1	1	1	1				Verified reserves - Borrower has XXX months reserves documented with XXX months required per guides.;
XXX Missing Note - Note not provided in file. - XXX Lender provided a copy of the Note.

XXX Missing Third Party Appraisal Review - XXX SSR or Desk Review CDA not provided in file.  - XXX Lender provided a copy of the SSR.

2024AO10513	XXX	Sold	2	2	1	1				Verified credit history - High FICO XXX with XXX min required for loan amount.; Low LTV/CLTV/HCLTV - LTV is XXX with a max allowed of XXX
XXX Guideline Exception(s) - Loan does not meet seasoning requirements. Per guidelines p63 section 4.5.1.3, Cash-out seasoning of less than XXX is not permitted when prior transaction was also a cash-out. Subject loan pays off new loan XXX Closing Disclosure for this transaction not provided. If previous loan was a cash-out refinance, loan does not meet guideline. Date of land purchase XXX Client Comment: Investor acknowledged exception based on the following comp factors: Verified credit history - High FICO XXX with XXX min required for loan amount.; Low LTV/CLTV/HCLTV - LTV is XXX with a max allowed of XXX

XXX Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing for increase in Loan Discount.  -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - XXX  COC for CD issued XXX received.  Finding cleared upon resubmission with COC.

XXX Missing Homeownership Counseling Disclosure - Housing Counseling Disclosure is not provided in loan file. - XXX Received Homeownership Counseling Disclosure.

XXX Income Documentation is Insufficient - Per product matrix, CPA/EA Prepared P&L statements must be accompanied with minimum XXX business bank statements which are not provided in file.  - XXX - Received an additional business bank statement dated XXX with ending balance of XXX XXX months consecutive bank statements confirmed for business with one presented on XXX that is dated XXX and subject statement dated XXX Note date is XXX

*Exception Cleared. Received two months business bank statements for XXX. Ending balance on XXX statement is XXX and supports borrower monthly income used in qualifying.

XXX Homeownership Counseling Disclosure was not provided within XXX business days of application - Homeownership Counseling Disclosure not in loan file. - XXX Received Homeownership Counseling Disclosure.

XXX Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure XXX Category fees XXX that increased by more than XXX from the amount disclosed on the prior Loan Estimate or Closing Disclosure.   - Missing COC for increase in Recording Fee on CD issued XXX -- The total amount of Closing Disclosure XXX Category fees XXX increased by more than XXX from the total amount disclosed on the Loan Estimate sent on XXX. The total amount of fees in this category cannot exceed XXX unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - The total amount of Closing Disclosure XXX Category fees XXX increased by more than XXX from the total amount disclosed on the Loan Estimate sent on XXX, XXX The total amount of fees in this category cannot exceed XXX unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)). - XXX  COC for CD issued XXX received.  Finding cleared upon resubmission with COC.

XXX Missing Affiliated Business Disclosure - Affiliated Business Disclosure not provided in loan file. NO FACTS disclosure provided to verify affiliates present.  - XXX Lender has no affiliates. Received proof in stips received.

XXX Missing valid Change of Circumstance(s) - Missing COC for LE issued XXX for Rate Lock and addition of Loan Discount fee which remains out of tolerance. - XXX COC dated XXX received.

XXX Missing Evidence of Service Provider List - SPL is not provided in loan file. - XXX Lender provided a copy of the Service provider list.

2024AO10514	XXX	Sold	1	1	1	1				Verified reserves - XXX months reserves, minimum XXX months required.;			XXX Missing Credit Report - Missing Credit Report in file. - XXX Lender provided copy of credit report.
2024AO10515	XXX	Sold	1	1	1	1				Verified reserves - XXX months reserve requirement XXX XXX months reserves verified; Verified credit history - High FICO XXX Low LTV/CLTV/HCLTV - Loan is at XXX LTV.;
XXX Initial CD Received Date is < XXX business days prior to Consummation Date - Missing Initial CD and any interim CDs if applicable. Only CD dated XXX provided for review -- The Initial Closing Disclosure Received Date of (XXX) is not three business days before the consummation date of (XXX). Three business days before the consummation date is XXX Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - XXX Received Initial CD

XXX Missing valid Change of Circumstance(s) - Missing COCs, no COC s provided in file for review. - XXX Received COC issued XXX

XXX Initial Closing Disclosure Sent Method Not In Person and No Received Date - NEW XXX Missing evidence that the Initial CD was received either electronically or in person. -- The Initial Closing Disclosure was provided on XXX via (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than XXX business days prior to the consummation date of (XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than XXX for consummation to occur on (XXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - XXX - Received CD date issued on XXX and Disclosure tracking for initial CD reflecting sent electronically and received electronically and viewed on XXX * Exception cleared.

XXX Missing Intent to Proceed - Intent to Proceed is not in loan file. - XXX Received Intent to Proceed

XXX Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COCs, no COC s provided in file for review. -- The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on XXX: Loan Discount. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). - XXX Received COC and Initial CD

XXX Missing Evidence of Service Provider List - XXX is not in loan file. - XXX Received Service Provider List

XXX Missing Homeownership Counseling Disclosure - Housing Counseling Disclosure is not in loan file. - XXX Received Homeownership Counseling Disclosure

2024AO10516	XXX	Sold	2	2	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV XXX ; Verified reserves - XXX Months of liquid reserves. ;
XXX Guideline Exception(s) - Lender used higher appraised value of XXX for LTV calculation. Guidelines require the lessor value of the XXX appraisal to be used.  Lessor value was XXX Client Comment: Investor Acknowledged Exception: Lender used Value of XXX which was also supported by XXX

XXX Initial CD Received Date is < XXX business days prior to Consummation Date - Missing Initial and any interim CDs, only CD dated XXX provided for review. -- The Initial Closing Disclosure Received Date of (XXX) is not three business days before the consummation date of (XXX). XXX business days before the consummation date is XXX Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - XXX Received Initial CD issued XXX

XXX Missing Intent to Proceed - Intent to Proceed is not in loan file.  - XXX Received Intent to Proceed.

XXX Initial Closing Disclosure Sent Method Not In Person and No Received Date - NEW XXX Missing evidence that the Initial CD was received either electronically or in person. -- The Initial Closing Disclosure was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than XXX business days prior to the consummation date of (XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than XXX for consummation to occur on (XXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - XXX Disclosure tracking confirming borrower receipt of initial CD on XXX received.

XXX Missing Homeownership Counseling Disclosure - Housing Counseling Disclosure is not provided in loan file.  - XXX Received Homeownership Counseling Disclosure

2024AO10535	XXX	Sold	1	1	1	1				Verified reserves - XXX months reserves; XXX months required;
2024AO10545	XXX	Sold	2	2	1	1				Low LTV/CLTV/HCLTV - XXX ltv, maximum XXX allowed.; Verified credit history - XXX credit score, minimum XXX allowed.; Low DTI - XXX DTI, maximum XXX allowed.;
XXX Foreign national is qualifying using an XXX, and certain XXX will not rate PLS containing these XXX - Reported for Identification purposes,XXX., Client Comment: Investor acknowledged - meets foreign national requirements.

XXX Discrepancy between 1003 and documentation stated and/or verified in file - Residency documentation in file does not support the residency status stated on the initial or final 1003. The initial and final 1003s reflect borrower is a Non-Permanent Resident.  Missing copy of XXX or XXX card to validate XXX status. File contains a copy of the XXX Letter and XXX Drivers license., Client Comment: XXX XXX XXX Client provided approved lender exception for residency documentation.

XXX Appraisal Requirements are Not Met - Appraisal does not contain XXX affirming that it was prepared in accordance with Title XXX of XXX and any implementing regulations as required for XXX - XXX - Received revised appraisal reflecting a statement that it was completed in accordance with current XXX requirements and regulations. * Exception cleared

2024AO10566	XXX	Sold	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/ CLTV XXX ; Verified reserves - XXX months reserves, minimum XXX months required.;
XXX The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Lender credit of XXX is insufficient to cure XXX fee violation. Recording fee increased from XXX to XXX on CD issued XXX (credit page 1). -- A Lender Credit for Excess Charges of XXX Principal Reduction for Excess Charges of XXX and general or specific lender credit increases of XXX were applied to the total fee variance of XXX between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - XXX - Lender provided COC for CD issued XXX for increase in Recording Fees.

2024AO10548	XXX	Sold	2	1	2	1				Verified credit history - XXX credit score, minimum XXX allowed.; Verified reserves - XXX Months of reserves, minimum XXX months required.. ;
XXX No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction., Client Comment: XXX No XXX liability.

XXX VVOE dated outside of required timeframe - VVOE dated XXX which is > 5 days from the Note date of XXX - XXX XXX VOE provided dated XXX

XXX Scrivener's Error - XXX Note I/O Period is XXX months.  Per Loan Purchase Eligibility Guide, p11, max I/O period is XXX months.  - XXX PC CD and LOE to the borrower received.

XXX - Received executed Note dated XXX reflecting IO period for first XXX months.

2024AO10549	XXX	Sold	1	1	1	1				Low LTV/CLTV/HCLTV - LTV/ CLTV XXX ; Verified reserves - XXX Months of liquid reserves.;
XXX Missing Schedule of XXX Owned - Missing evidence of PITIA and applicable leases for properties: XXX  with XXX.

XXX financed with XXX. - XXX Received form 1007 for market rent on new purchases on XXX and XXX properties to offset new payments from CD's/ Final DTI XXX

XXX Back-end Ratio exception (DTI) - XXX DTI exceeds the maximum XXX DTI allowed. The excessive DTI is caused by the lack of documentation used to offset rent XXX on XXX concurrent loan transactions closed with XXX.  Missing evidence of PITIA and rental income for XXX. - XXX Received form 1007 for market rent on new purchases on XXX and XXX properties to offset new payments from CD's/ Final DTI XXX

2024AO10559	XXX	Sold	1	1	1	1				Verified reserves - XXX months reserves, minimum XXX months required.;
XXX Missing Homeownership Counseling Disclosure - Homeownership Counseling Disclosure not provided in file.  - XXX - Lender provided Housing Counseling disclosure.

XXX Missing Employment doc (VVOE) - Missing independent evidence of the existence of the business through a disinterested party. - XXX  Lender provided XXX party VOE

XXX Mortgage/Deed of Trust is Incomplete - Missing page 10 of 10 to the Mortgage which contains the Notary and XXX. - XXX - Lender provided copy of Mortgage/DOT.

XXX Missing Notary on Mortgage/DOT - Missing page 10 of 10 to the Mortgage which contains the Notary and XXX. - XXX - Lender provided copy of Mortgage/DOT.

2024AO10547	XXX	Sold	1	1	1	1				Verified credit history - Borrower has XXX qualifying fico with good credit depth and payment history; Verified reserves - Borrower has XXX verified reserves with XXX required. ;
XXX Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Broker Fee increased from XXX to XXX (increase of XXX) without valid COC.  Only COC in file is dated XXX and coincides with XXX issued same day for rate lock. --

The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Broker Compensation (Borrower Paid). Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - XXX - Lender provided COC for increase in Broker fee and decrease in Lender Credit on CD issued XXX

XXX Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits XXX that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Lender General Credit went from XXX on LEs to XXX on CDs without a valid COC. --

The sum of non-specific (lump sum) lender credits and specific lender credits XXX has decreased from the amount disclosed on the Loan Estimate sent on XXX, XXX Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - XXX - Lender provided COC for increase in Broker fee and decrease in Lender Credit on CD issued XXX

2024AO10550	XXX	Sold	2	2	1	1				Verified reserves - Verified XXX months of reserves available with XXX months required per guidelines. ; Low LTV/CLTV/HCLTV - Purchase LTV of XXX
XXX Income Documentation is Insufficient - XXX and Balance Sheets not provided in file for either business, New XXX XXX or XXX, as required per guidelines on Full Doc self-employed. XXX not provided for XXX as included on lender income calculations. Subject to reverification of income and DTI., Client Comment: Investor Acknowledged Exception to waive XXX P&L and Balance Sheet for XXX.

XXX Missing Employment doc (VVOE) - Per guidelines, existence of business must be independently verified within XXX days of closing. This documentation is not provided in file for either borrower business, XXXBor XXX. - XXX SOS search for XXX received. XXX Lender provided New XXX

XXX Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing H-06 insurance policy for subject property. - XXX Lender provided H06 policy. Premium added as new expense to DTI.

XXX Back-end Ratio exception (DTI) - Unable to reconcile to lender's final DTI. Total income in file is negative -XXX and makes a DTI calculation undeterminable. Multiple income calculation discrepancies exist;

1) XXX - Income worksheet, p513, does not subtract XXX (mortgage notes payable XXX from XXX income. Final income for this business is -XXX compared to lender calculation of XXX (review value includes XXX income though XXX not provided in file). loan file includes a letter of explanation from the Enrolled Agent (XXX) that indicates the line XXX obligations represent they are ongoing obligations and a re-payable over terms longer than a year. However, review included these obligations as they are reported to the IRS as payable in less than XXX year.

2) XXX - review figures match lender income of XXX on final 1003; however, lenders total income on 1003 (XXX) of XXX does not match employment income on 1008 of XXX

3) Rental income on non-subject properties used on 1008 is XXX Figures used from XXX lender calculator p510; however, correct PITIA was not used on either REO property to subtract from rental income.

A- XXX is free/clear but taxes/insurance of XXX were not netted out of gross rental income.

B- XXX, lender used XXX of PITIA, however actual PITIA is XXX per; mortgage statement, tax, and hazard/flood insurance documentation in file for the owner's unit. Total positive rental income for the tenant unit is XXX compared to lender rental income of XXX

Final review income -XXX compared to lender income XXX
 - XXX Exception set in error:  CPA letter is sufficient to address roll over XXX

2024AO10567	XXX	Sold	2	2	1	1
Verified reserves - Per guidelines, XXX months of reserves are required.  XXX months for subject and XXX months for other financed properties.  Verified XXX months of reserves in file.; Verified credit history - FICO XXX exceeds guideline requirements.  Verified satisfactory credit history dating back to the year XXX

XXX Discrepancy between 1003 and documentation stated and/or verified in file - Discrepancy between final 1003 and loan approval/1008.  For reference, review calculated; subject PITI of XXX primary housing expense XXX consumer debt of XXX and income of XXX for a DTI of XXX vs 1008 DTI of XXX Client Comment: Investor acknowledged exception.
													XXX Missing Employment doc (VVOE) - Missing independent verification of business. - XXX Lender provided XXX party verification of business.
2024AO10536	XXX	Sold	2	1	2	1				Low DTI - XXX DTI max XXX Verified reserves - XXX months verified; XXX months required;
XXX Missing valid Change of Circumstance(s) - Missing COC for LE issued XXX All data remained the same from prior LE issued XXX No fee violation wtih this LE. , Client Comment: XXX No fee violation, level XXX exception.

2024AO10560	XXX	Sold	2	1	2	1				Verified credit history - Borrower has XXX qualifying fico with good credit depth and payment history. ; Low DTI - Borrower has XXX DTI on purchase transaction, below guidelines of XXX
XXX Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Lender used lower amount for hazard insurance XXX annually). Reviewer used XXX annually from hazard insurance declaration on page 457 of credit package. --

The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of XXX Client Comment: XXX Post closing corrective action -XXX Lender provided copy of LOE, PCCD, and Disbursement log showing lender paid cure for incorrect calculations of Insurance.

2024AO10561	XXX	Sold	2	2	2	2				Low DTI - XXX DTI, maximum XXX allowed.; Verified reserves - XXX Months of liquid reserves, minimum XXX months allowed.;
XXX Unacceptable Credit History - Subject borrower with XXX mortgage history in XXX prohibit housing event the last XXX months. Note date of XXX  , Client Comment: XXX - Client acknowledged exception. Lender cited the following compensating factors: Fico XXX XXX DTI, XXX LTV, Full Doc, Primary Residence.

XXX HPML Appraisal Requirements are Not Met - Appraisal does not contain verbiage affirming that it was prepared in accordance with Title XXX of XXX and any implementing regulations as required for XXX Compensating Factors: Verified reserves XXX - Received post-closing dated full XXX to confirm   XXX that affirms subject appraisal prepared in accordance with Title XXX of XXX (pg. 7/22).

*Exception XXX to XXX status due to new appraisal received and dated post-closing to confirm XXX )

XXX Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of XXX Client Comment: EV2 Post Closing Corrective Action- XXX Lender provided a copy of LOE, XXX refund check and proof of delivery for cure.

XXX Loan - Non-compliant HPML due to Appraisal not meeting requirements. -- The loan's XXX APR equals or exceeds the Federal HPML threshold of XXX The threshold is determined by adding XXX points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable XXX for this loan is (XXX).(12 CFR 1026.35(a)(1)(i))., Compensating Factors: Low DTI XXX - Received post-closing dated full XXX to confirm   XXX that affirms subject appraisal prepared in accordance with Title XXX of XXX (pg. 7/22).

*Exception Overridden to XXX status due to new appraisal received and dated post-closing to confirm verbiage. )

2024AO10546	XXX	Sold	2	1	2	1				Verified reserves - XXX months reserves verified; XXX months required; Verified credit history - FICO XXX
XXX Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Lender used lower amount for hazard insurance per Initial Escrow Disclosure. Reviewer used premium on hazard declaration, page 884 of credit package. --

The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of XXX Client Comment: XXX Post Closing Corrective Action XXX - Lender provided a copy of LOE, PCCD, refund check, and proof of delivery for cure.

2024AO10539	XXX	Sold	1	1	1	1				Low LTV/CLTV/HCLTV - XXX LTV/CLTV/HCLTV;
2024AO10555	XXX	Sold	1	1	1	1				Verified reserves - XXX months reserves verified, minimum XXX months required.; Verified credit history - XXX credit score, minimum XXX required.;
XXX Income Documentation is Insufficient - Loan file contains a borrower-prepared Profit and Loss statement that only cover XXX months.  Select Prime matrix calls for XXX Profit and Loss statement to be prepared by CPA or EA. - XXX Exception cleared. Guideline allows prior year XXX and year-to-date income statement from employer in lieu of bank statements. Docs are in file and they support income used by lender based on XXX expense factor per guidelines. XXX not required for this XXX

2024AO10553	XXX	Sold	2	2	1	1				Verified reserves - XXX months reserves, XXX months required.; Verified credit history - Good FICO XXX minimum XXX required. XXX months reserves, XXX months required.;	XXX LTV Exceeds Max Allowed - XXX Inc-XXX cash out with DSCR XXX maximum XXX ltv/cltv. Subject XXX ltv is a XXX ltv exception., Client Comment: Investor acknowledged exception.
2024AO10538	XXX	Sold	1	1	1	1				Verified credit history - XXX credit score, minimum XXX required.; Low LTV/CLTV/HCLTV - XXX ltv, maximum XXX ltv allowed.; Verified reserves - XXX months reserves, minimum XXX mos required.;
2024AO10551	XXX	Sold	2	2	2	1				Verified reserves - Borrower has XXX verified reserves, post-closing with XXX required per product matrix.; Verified employment history - Borrower has over XXX with same employer.;
XXX Loan Amount Exception - Loan is less than minimum loan amount of XXX and is at max LTV of XXX Lender approved exception provided p481 of credit package., Client Comment: Lender approved exception p482. Compensating factors are borrowers exceeding reserves, and XXX on job.

XXX No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - Real estate commissions not listed on borrower's final CD. Commissions reported on seller CD p.7, Client Comment: EV2 Commissions on seller's CD. No assignee liability

XXX Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Variance of XXX Taxes per the CD are XXX monthly/ XXX Taxes per the tax bill on page 689 are XXX annually / XXX monthly. --  The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of XXX Client Comment: EV2 Post Closing Corrective Action --XXX - Lender provided LOE, PCCD, copy of refund check and proof of delivery to cure the variance.

2024AO10540	XXX	Sold	1	1	1	1				Verified reserves - XXX months reserves verified; Low LTV/CLTV/HCLTV - XXX LTV;
2024AO10565	XXX	Sold	1	1	1	1				Verified reserves - XXX months reserve requirement XXX months reserves verified; Verified credit history - High FICO XXX
2024AO10544	XXX	Sold	1	1	1	1				Verified reserves - Borrowers have XXX verified reserves post-closing with XXX required for LTV XXX and XXX
XXX Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Unable to determine lender source of property tax and insurance obligation. 1008 lists XXX for insurance, XXX for supplemental insurance, and XXX for property taxes. File does not contain supplemental insurance docs (XXX); Insurance premium in file p571 is XXX property taxes calculated per millage estimator (XXX) p684 is XXX Subject to re-verification of review PITIA and DTI. - XXX Lender provided a copy of the taxes and insurance for the subject property.

XXX Asset Documentation is Insufficient - XXX on Closing Disclosure listed as XXX Only XXX of EMD is sourced, via check for XXX p167 and XXX p168. - XXX Lender provided a copy of the bankstatement supporting the XXX additional deposit.

XXX Income Documentation is Insufficient - Insufficient documentation and explanation provided for XXX self-employment structure and income. Borrower is XXX owner of XXX and both a Schedule C and XXX are present for XXX tax year from same entity. CPA letter states the XXX pays out via XXX; however, no 1099 is provided to validate. XXX C expenses W2 wages. Lender used XXX W2 for sole income verification. No XXX  provided to complete income calculation for entity. Additional documents subject to reverification of DTI. - XXX Lender provided income explanation. Borrower files XXX  pays on Schedule C and XXX pays a W2. Used XXX earnings only for XXXs, using XXX W2. XXX

2024AO10563	XXX	Sold	1	1	1	1				Verified reserves - XXX months verified reserves, mini um XXX mos required.; Established credit history - Established credit history. XXX credit score, min XXX required.;
2024AO10537	XXX	Sold	2	2	2	1				Low DTI - Purchase transaction is at XXX DTI.;
XXX No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4)) - Real Estate commissions not disclosure on borrower's CD. Is  reported on seller CD p7, Client Comment: XXX Commissions on seller's CD. No assignee liability.

XXX Unacceptable Credit History - Lender exception for Foreign National XXX credit reference letters from XXX and XXX (XXX required).

Both XXX active XXX months. Primary borrower is the XXX.  Purchase of XXX.  Full Do.

, Client Comment: Lender acknowledged exception based on the following comp factors: Compensating Factors: DTI > XXX below max allowed XXX XXX years on current job, XXX months reserves greater than XXX requirement XXX months), High Discretionary Income.

2024AO10558	XXX	Sold	1	1	1	1				Verified reserves - XXX months reserves verified; XXX mos required.; Low LTV/CLTV/HCLTV - XXX dti; max XXX
XXX Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Variance of XXX Lender used tax bill for XXX on page 1194 in the amount of XXX annually / XXX monthly. Reviewed used XXX of the purchase price for this XXX property. -- The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of XXX - XXX - Per the most recent XXX guidance issued XXX under the Additional considerations Tab XXX as long as the lender used the same amount as disclosed on the Initial XXX  Disclosure Statement XXX this is not an exception.

*Exception Cleared.  The XXX in file (pg. 133) matches to the final CD (pg. 1) projected escrow payments.

2024AO10541	XXX	Sold	1	1	1	1				Verified reserves - XXX months verified reserves > XXX months required.; Low LTV/CLTV/HCLTV - XXX CLTV;
2024AO10556	XXX	Sold	1	1	1	1				Low LTV/CLTV/HCLTV - LTV is XXX on Rate/Term refinance with XXX allowable.; Established credit history - Borrower has XXX fico with good payment history. Min XXX Fico required for loan amount/LTV.;
XXX Initial CD Received Date is < XXX business days prior to Consummation Date - The Initial Closing Disclosure Received Date of (XXX) is not XXX business days before the consummation date of (XXX). Three business days before the consummation date is XXX Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - XXX - Lender provided copy of Initial CD issued XXX

XXX Missing Employment doc (VOE) - Per XXX matrix, evidence within XXX days of Note that business is active and operating is required. CPA letter is provided in file dated XXX with Note date of XXX No further verification documentation provided in file.  - XXX Lender provided CPA letter dated XXX which is within XXX guideline for verification of employment.

XXX Asset Documentation is Insufficient - XXX has a single statement ending XXX and XXX most recent statement is XXX days dated XXX Per guidelines, Asset documentation to be less than XXX days old and cover XXX statements. - XXX Review updated to exclude accounts as borrower has sufficient funds to meet the reserve requirement in XXX ending in XXX

XXX Income Documentation is Insufficient - Subject primary residence & XXX home closed concurrently on XXX Subject loan submitted with XXX income that does not match lender figures used on 1003. Additionally, P&L provided for subject transaction conflicts with documentation for other file. Unable to determine actual income based on discrepancies. - XXX Lender provided CPA explanation and most recent lender worksheets to sufficient address discrepancies. Income and DTI validated.

XXX Missing Evidence of Re-disclosure and a valid COC for the total amount of the XXX Category fees ($) that increased by more than XXX from the amount disclosed on the prior Loan Estimate or Closing Disclosure.   - Missing COC for increase in Recording Fee from XXX to XXX  This fee increase exceeds the XXX tolerance by XXX -- The total amount of XXX category fees XXX increased by more than XXX from the amount disclosed on the Loan Estimate sent on XXX, XXX The total amount of fees in this category cannot exceed XXX unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). - XXX - Lender provided COC for CD issued XXX for decrease in XXX Fee and Recording Fee.

XXX Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (XXX) lender credits and specific lender credits XXX that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Missing COC for overall reduction in lender credits. General Credit decreased by XXX and Specific Credit added for XXX on Final CD.  The variance is XXX -- The XXX of non-specific (lump sum) lender credits and specific lender credits XXX has decreased from the amount disclosed on the Loan Estimate sent on XXX, XXX Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - XXX - Lender provided COC for CD issued XXX for decrease in lender credits.

2024AO10557	XXX	Sold	2	2	1	1				Low LTV/CLTV/HCLTV - Refinance LTV is XXX Verified credit history - High FICO XXX with XXX minimum per matrix. ;
XXX Missing Employment doc (VOE) - Per program matrix, evidence within XXX days of Note that business is active and operating is required. CPA letter is provided in file dated XXX with Note date of XXX No further verification documentation provided in file. , Client Comment: Investor Acknowledge Exception

XXX Income Documentation is Insufficient - Lender used XXX for both business located p246 and XXX for XXX ending XXX. Updated P&L's provided p37 and XXX for XXX ending XXX These XXX differ substantially in expense factor and total net income. Unable to properly calculate income due to discrepancies.  - XXX Lender provided CPA explanation and most recent lender worksheets to sufficient address discrepancies. Income and DTI validated.

XXX Initial CD Received Date is < XXX business days prior to Consummation Date - Missing Initial CD. Only CD in file is the final CD signed at closing. -- The Initial Closing Disclosure Received Date of (XXX) is not three business days before the consummation date of (XXX). Three business days before the consummation date is XXX Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)). - XXX - Lender provided copy of Initial CD issued XXX

XXX Missing valid Change of Circumstance(s) - Missing COC for LE issued XXX No fee violation. - Missing COC for LE issued XXX No fee violation.

XXX Missing LE due to Rate Lock - Missing interim LE for rate lock on XXX COC on page 324 indicates rate locked on XXX  - XXX - Lender provided a copy of LE issued XXX

2024AO10564	XXX	Sold	2	2	1	1				Verified reserves - XXX months reserves, minimum XXX months required.; Verified credit history - XXX credit score, minimum XXX required.;
XXX Discrepancy between XXX and documentation stated and/or verified in file - Initial application shows XXX properties owned and final application only shows XXX properties owned. Missing evidence of disposition of other XXX properties., Client Comment: EV2 Lender Acknowledged Exception

2024AO10543	XXX	Sold	1	1	1	1				Verified reserves - XXX months reserves verified. ; Low LTV/CLTV/HCLTV - XXX % LTV;
2024AO10554	XXX	Sold	2	1	2	1				Verified reserves - XXX months reserve requirements; XXX months of reserves verified; Verified credit history - High FICO XXX- XXX min; Low LTV/CLTV/HCLTV - XXX LTV;
XXX Affiliated Business Disclosure Not Provided Within XXX Business Days of Application - Affiliated Business Disclosure provided XXX (credit page 14), which exceeds the application date of XXX by more than XXX days. , Client Comment: XXX - Closing Disclosure shows no affiliates paid on transaction.

XXX Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for added transfer tax of XXX and increase in the Broker fee from increase from XXX to XXX on CD issued XXX (closing page 1). -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Broker Compensation (Lender Paid), Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).. - XXX - Lender provided a copy of the COC for CD issued XXX

XXX Missing E-Sign Disclosure - E-Sign Disclosure not in file. - XXX - Lender provided E-sign documents.

XXX Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Variance of XXX Hazard per CD is XXX Hazard policy on page 473 of credit has a premium of XXX annually / XXX monthly. -- The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of XXX Client Comment: EV2 Post Closing Corrective Action --Lender provided LOE, PCCD, and disbursement log to cure variance of XXX - XXX - Lender provided LOE, PCCD, and disbursement log to cure variance of XXX

2024AO10568	XXX	Sold	2	2	2	1
Verified reserves - XXX months reserve requirement XXX XXX months reserves verified using cash out proceeds.; Verified employment history - Borrower has over XXX years in self-employment same industry.; Verified ownership of subject property - Borrower has owned subject for over XXX ;

XXX Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - The Estimated Total Minimum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of ()., Client Comment: XXX Post Closing Corrective Actopn- Received copy of XXX issued XXX XXX for post-close cure within XXX days of discovery.

XXX Collections have not been satisfied or paid off - Exception Request Pg 379- requested to not have to pay "XXX" installment current - lender treating as collection XXX Client Comment: EV2 - lender approved exception p379. Compensating factors are XXX self-employment and exceeds required reserves.

XXX Income Documentation is Insufficient - Minimum XXX Business bank statements are required for XXX XXX Alt XXX perXXX matrix. - XXX Exception cleared. Per matrix, bank statements are not needed based on FICO > XXX and LTV < XXX

XXX ROR cannot expire in less than XXX business days from the execution or transaction date - Borrower not given XXX days to rescind. Transaction date per the ROR on page 32 is XXX with an expiration date of XXX Borrower executed on XXX and the disbursement date per the CD was XXX - XXX -Lender provided LOE and PCCD with updated Disbursement date.

2024AO10562	XXX	Sold	2	1	2	1				Low LTV/CLTV/HCLTV - LTV/CLTV XXX / XXX below the maximum XXX ; Verified reserves - XXX months verified reserves;
XXX Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Credit Report Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v))., Client Comment: XXX Post Closing Corrective Action --XXX - Lender provided copy of LOE, PCCD, refund check, and proof of delivery for XXX variance.

XXX VVOE dated outside of required timeframe - BWR XXX VOE dated XXX was greater than XXX days of note date XXX Per XXX, VOE required  within XXX days of Note date. - XXX Lender provided processor VVOE dated XXX which meets guidelines of within XXX days of Note date.

2024AO10552	XXX	Sold	1	1	1	1				Low DTI - Max DTI XXX Verified DTI XXX Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt; Verified reserves - XXX months reserves, minimum XXX months required.;
XXX VVOE dated outside of required timeframe - Missing Verbal Verification of Employment dated within XXX days of the Note date of XXX VVOE completed XXX - XXX Lender provided a copy of the VVOE dated XXX

2024AO10416	XXX	Sold	1	1	1	1				Verified employment history - Both Borrowers have been in the same business XXX years; Verified credit history - Borrowers have XXX FICO with mortgage reporting XXX with XXX .;
XXX Hazard Insurance Coverage Amount is Insufficient - Dwelling coverage plus limited replacement cost provides up to XXX in total coverage which does not meet loan amount of XXX - Exception set in error.  Insurance coverage is XXX Per appraisal estimated replacement cost new is XXX  The guidelines state for any additional requirements not addressed refer to XXX Seller Guide.  XXX Seller guide states XXX of replacement cost is acceptable coverage. XXX of Appraised value is XXX which is less than the insurance coverage available of XXX

2024AO10413	XXX	Sold	1	1	1	1				Verified credit history - Borrowers have qualifying FICO XXX with good payment history.; Verified employment history - XXX has over XXX years verified self employed business.;		File has XXX documents from another file - loan XXX
2024AO10417	XXX	Sold	1	1	1	1				Low DTI - XXX DTI max XXX Verified reserves - XXX months verified reserves; XXX months required on subject;			XXX Note is Incomplete - Note not in file. Data captured from alternate docs for compliance testing. - XXX Lender provided a copy of the Note.
2024AO10418	XXX	Sold	1	1	1	1				Low LTV/CLTV/HCLTV - LTV / CLTV XXX XXX below the maximun; Verified credit history - Fico XXX - XXX points above the minimum XXX Verified reserves - XXX months verified; XXX months required subject.;
2024AO10411	XXX	Sold	1	1	1	1				Low LTV/CLTV/HCLTV - Refinance LTV is XXX using original sales price. Added value noted in higher appraised value.; Low DTI - DTI is XXX with XXX required per guidelines.;
XXX The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing COC for increase in Loan Discount Fee from XXX to XXX on XXX General credit of XXX only covers the increased recording fee. -- A Lender Credit for Excess Charges of XXX Principal Reduction for Excess Charges of XXX and general or specific lender credit increases of XXX were applied to the total fee variance of XXX between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - XXX - Lender provided COC for CD issued XXX Lender also provided PCCD issued XXX

2024AO10410	XXX	Sold	1	1	1	1				Low LTV/CLTV/HCLTV - XXX ltv, maximum XXX allowed.; Verified credit history - XXX lowest mid-score, minimum XXX required.; Verified employment history - XXX years job stability.;
2024AO10414	XXX	Sold	1	1	1	1				Low DTI - XXX % DTI max XXX Verified reserves - XXX months verified; XXX months required subject;
2024AO10420	XXX	Sold	2	1	2	1				Low LTV/CLTV/HCLTV - XXX Verified occupancy in subject property - XXX years; Verified reserves - XXX months reserves verified; XXX months required;
XXX  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Loan Disbursement Date on Final CD is XXX which is before the Expiration Date XXX of the ROR p113., Client Comment: XXX Post Closing Corrective Action --XXX - Lender provided PCCD with updated Disbursement Date.

2024AO10425	XXX	Sold	2	2	2	1
Established credit history - Mid Fico score of XXX exceeds the minimum required  of XXX by XXX ; Low DTI - XXX DTI is XXX lower than the XXX Max.; Verified reserves - XXX months reserves verified; XXX months required;

XXX Missing Affiliated Business Disclosure - Missing XXX document, Client Comment: EV2 - ABD is not in file. Verified affiliates per FACTS disclosure p.857.  Per final CD no affiliates were paid fees in this transaction p704.

XXX Guideline Exception(s) - Per guidelines p.12 the seasoning requirements for a Notice of Default is XXX years. Reinstatement documents reference the loan as of XXX p.309. Exception located on p.846 for seasoning requirements > XXX years., Client Comment: Lender acknowledged Exception in file.

2024AO10421	XXX	Sold	2	2	1	1				Low LTV/CLTV/HCLTV - Max LTV XXX Approval LTV XXX XXX lower.; Low DTI - XXX DTI is XXX lower than XXX maximum.;
XXX Guideline Exception(s) - Per guidelines p.47, rural properties > XXX acres are ineligible. Exception p.714 to proceed with XXX acres based on: XXX ltv, XXX fico, XXX dti., Client Comment: XXX Investor Acknowledged Exception.  Lender submitted exception request on XXX that was approved by the XXX desk with the following compensating factors: XXX Refinance (no cash to borrower), Residual [Income], and FICO.

XXX Missing Credit Report - Missing Credit Report - XXX Received credit report from lender.

XXX Missing Affiliated Business Disclosure - No Affiliated Business Disclosure in file. Per FACTS (pg. 684) and final CD (pg. 35), affiliates used in transaction. - XXX Lender provided a copy of the affiliated business disclosure with XXX Title.

2024AO10422	XXX	Sold	1	1	1	1				Low LTV/CLTV/HCLTV - XXX ltv, max XXX ltv allowed.; Verified housing payment history - MR XXX with XXX per VOR/bank statements; Verified credit history - XXX credit score, minimum XXX eligible.;
XXX Missing Legal Description on Mortgage/DOT - Copy of Legal Description not provided with DOT. See page 39 - XXX Client provided legal description (Exhibit A) attached to Mortgage

XXX Discrepancy between 1003 and documentation stated and/or verified in file - Section A of Declarations on 1003 incomplete (did not complete if had ownereship in lastXXXs). See page 176 - XXX2 Received updated 1003

2024AO10501	XXX	Sold	2	2	1	1				Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt.; Verified housing payment history - Borrower has over XXX mortgage history with XXX
XXX LTV Exceeds Max Allowed - Per matrix XXX max allowable LTV is XXX for Investor DSCR cash-out refinance. Guideline is XXX lower than actual LTV of XXX Client Comment: Investor Acknowledged Exception

XXX Guideline Exception(s) - Appraisal dated XXX is outside XXX guidelines of XXX days from settlement of XXX No recertification of value provided. CDA dated XXX - XXX Client provided appraisal dated XXX

2024AO10502	XXX	Sold	2	2	1	1				Verified credit history - Borrower has XXX qualifying FICO with XXX months mortgage history with XXX Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt.;
XXX LTV Exceeds Max Allowed - Per matrix p3, max allowable LTV is XXX for Investor DSCR cash-out refinance. Guideline is XXX lower than actual LTV of XXX Client Comment: XXX EV2 Per client. LTV is acceptable.

2024AO10503	XXX	Sold	1	1	1	1				Verified credit history - Fico XXX XXX points above the minimum required of XXX for XXX LTV investor purchase. . ;
XXX Hazard Insurance Coverage Amount is Insufficient - Dwelling coverage of XXX does not cover loan amount of XXX NO extended replacement coverage indicated and no Replacement Cost Estimator provided.  - XXX Dwelling policy includes XXX guaranteed replacement cost endorsement.

XXX Purchase Contract is Deficient - Purchase Contract is not dated. - XXX Received signed addendum providing contract date.

2024AO10504	XXX	Sold	1	1	1	1				Verified credit history - Borrower has XXX qualifying FICO with XXX minimum required for LTV. ; Verified reserves - XXX months reserve required. Borrower has XXX months verified.;
XXX Hazard Insurance Coverage Amount is Insufficient - Dwelling coverage of XXX does not cover loan amount of XXX Replacement Cost Estimator not provided and extended coverage not indicated. - XXX Based on the appraisal in the file, XXX total estimate of cost new is XXX  Policy is XXX

XXX Missing XXX required secondary valuation. - XXX SSR analysis not performed for property type. XXX desk review required for secondary valuation support.  - XXX Client provided CDA supports value - XXX variance

XXX Missing Purchase Contract - Purchase contract not provided in file. Sales price entered from HUD1 data.  - XXX Client provided executed purchase contract

2024AO10510	XXX	Sold	2	2	1	1
Verified reserves - Borrower has XXX reserves post-close with XXX required per program matrix. ; Verified credit history - Borrower has XXX qualifying FICO with XXX min required at XXX :TV. Good overall payment history and credit depth. ;

XXX Loan Amount Exception - Max loan amount per matrix is XXX based on XXX fico on XXX primary purchase on XXX guidelines. Loan amount of XXX exceeds guidelines. , Client Comment: Investor Acknowledged Loan Amount Exception based on the following: DTI XXX XXX Mid FICO, and XXX mths verified reserves.

XXX Discrepancy between 1003 and documentation stated and/or verified in file - Final 1003, p24, does not reflect new XXX debt from refinance of departing residence evidenced on CD, p413. Need corrected Final 1003 signed by borrower., Client Comment: Investor Acknowledged Exception to accept updated XXX 1003.

XXX Missing Home Loan XXX - Missing Home Loan Toolkit. - XXX Lender provided a copy of the Home Loan XXX

XXX Missing valid Change of Circumstance(s) - Missing Change of Circumstance form for Rate Lock on Loan Estimate XXX pg 692. - XXX Received copy of COC dated XXX Exception cleared.

XXX Underwriting Loan Approval is Deficient - 1008 dti of XXX p108, does not match lender approval dti of XXX p109. Large discrepancy in DTI and interest rate. Approval does not match note terms or income and DTI XXX Additionally, Lender Approval notes the program the TheF XXX but contains notes referencing the XXX. Verification of correct XXX needed to ensure adherence to appropriate matrix. Need corrected 1008 and Loan approval reflecting correct approved loan terms and confirming which loan program the loan was approved under. - XXX Lender provide a copy of loan approval with terms that correspond to the terms of the Note.

XXX Document Intent to Proceed with the Transaction - No Intent to Proceed form found in file -- You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of XXX Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - XXX Received copy of Intent to Proceed. Exception cleared.

XXX Missing Initial 1003 Application - Initial 1003 Application not provided in file.  - XXX Lender provided a copy of the initial 1003.

XXX Missing Homeownership Counseling Disclosure - Missing Homeownership Counseling Disclosure - XXX Lender provided a copy of the Acknowledgement.

XXX Initial CD Received Date is < XXX business days prior to Consummation Date - Closing Disclosure XXX pg 16, issued and executed XXX -- The Initial Closing Disclosure Received Date of (XXX) is not three business days before the consummation date of (XXX). Three business days before the consummation date is XXX Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - XXX Received copy of Initial CD. Exception cleared.

XXX Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure. No FACTS disclosure to confirm any affiliates. - XXX Lender provided blanket lender for ABD.

XXX Initial Closing Disclosure Sent Method Not In Person and No Received Date - New based on receipt of Initial CD, which was sent by XXX mail. -- The Initial Closing Disclosure was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than XXX business days prior to the consummation date of (XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than XXX for consummation to occur on (XXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)). - XXX Received copy of signed CD issued XXX eSigned XXX

2024AO10518	XXX	Sold	1	1	1	1				Verified reserves - Borrower has over XXX months reserves with cash-out proceeds. ; Verified ownership of subject property - Borrower has over XXX ownership in subject property. ;
XXX Rental income is being used from an expired lease - Leases used for qualification p602 and p611 are expired. Month-to-month language does not exist. No extension agreements provided. Leases provided do match market rent and appraisal indicated tenant occupied.  - Appraisal indicates the total actual and estimated monthly payment of XXX

XXX Missing Third Party Appraisal Review - XXX analysis not performed for property type. Secondary/CDA Review not provided in file.  - XXX Lender provided a copy of the XXX and XXX  Value supported.

XXX Missing Initial 1003 Application - Initial 1003 Application not provided in file.  - XXX Lender provided a copy of the initial 1003.

XXX Underwriting Loan Approval is Deficient - 1008 indicates interest rate of XXX lender approval p233 indicates interest rate of XXX Executed Note reflects rate of XXX 1008 and approval to be updated with correct final terms of loan. Lender used XXX in rents and leases support XXX Review DSCR is XXX with correct rents and P&I payment.   - XXX Lender provided a copy of the loan approval.

XXX Missing Credit Report - Original lender Credit Report not provided in file. Unable to validate borrower meets credit criteria for loan program.  - XXX Lender provided a copy of the credit report.

2024AO10519	XXX	Sold	1	1	1	1
Verified reserves - XXX month reserve requirement/ XXX XXX months reserves verified; Verified liquid assets and/or savings history - Over XXX verified liquid assets; Low DTI - XXX DTI, maximum XXX allowed.;

XXX Missing Intent to Proceed - Copy of XXX not provided within image file - XXX Lender provided a copy of the Intent to Proceed

XXX Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (lump sum) lender credits and specific lender credits XXX that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - The sum of non-specific (lump sum) lender credits and specific lender credits XXX has decreased from the amount disclosed on the Loan Estimate sent on XXX. Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - XXX Received COC issued XXX Loan Amount and Rate was lowered.

XXX Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure.  No FACTS disclosure to cross verify affiliates. - XXX Lend eXXX t letter in file.

XXX Missing valid Change of Circumstance(s) - NEW based on receipt of Initial LE. Missing COC for interim LE issued XXX Numerous items changed from Initial LE including loan amount, rate and APR.  - XXX Received COC dated XXX

XXX Missing Homeownership Counseling Disclosure - Copy of Homeownership Counseling Disclosure not within image file - XXX Lender provided a copy of the Ack of Receipt.

XXX Missing XXX - Copy of Home Loan XXX not provided within image file - XXX Lender provided a copy of the Home Loan XXX

XXX Document Intent to Proceed with the Transaction - Copy of XXX not provided within image file -- You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of XXX Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - XXX Received copy of Intent to Proceed. Exception cleared.

XXX HPML Appraisal Requirements are Not Met - Appraisal does not contain verbiage affirming that it was prepared in accordance with Title XXX of XXX and any implementing regulations as required for HPMLs. - XXX Received Appraisal with updated addendum stating compliance with Title XXX.

XXX Missing Initial Loan Estimate - Earliest Loan Estimate provided issued XXX See page 427 - XXX Received copy of Initial LE. Exception cleared.

XXX Initial Loan Estimate Sent Date > XXX Business Days from Application Date (Enterprise Rule) - Earliest Loan Estimate provided issued XXX See page 427. Application date of XXX applied, due to Initial 1003 date of XXX See page 136  -- The Initial Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) - XXX Received copy of Initial LE. Exception cleared.

2024AO10449	XXX	Sold	1	1	1	1
Verified reserves - Borrower has XXX months reserves post-closing which exceeds guideline requirements. ; Conservative use of credit - Borrower has demonstrated just XXX credit usage per credit report. ;

2024AO10450	XXX	Sold	1	1	1	1
Verified credit history - Borrower's credit report in file (pg. 57) reflects an established credit history since XXX  ; Minimal outstanding debt - Per the borrower's credit report in file (pg. xx), there is an established credit history since early XXX with evidence of multiple revolving and XXX history with a satisfactory payment history. Borrower's have minimal outstanding revolving debt and one open/active installment loan (automobile) also supporting conservative credit use.  ; Verified ownership of subject property - File Appraisal, tax returns and title evidence confirm the subject property is an investment property and has been owned by the borrower(s) since XXX  All payments as verified on the credit report as paid XXX ;

XXX Hazard Insurance Coverage Amount is Insufficient - Dwelling coverage of XXX does not cover loan amount of XXX No evidence of replacement cost or extended replacement coverage provided in the loan file. - XXX Lender provided response.  The HOI does state "Replacement Costs will cover up to dwelling limits".

2024AO10451	XXX	Sold	1	1	1	1
Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for a Non-QM/DSCR non-owner occupied refinance transaction with a XXX credit score.; Verified credit history - Borrower's credit report in file (pg. 71) reflects an established credit history since XXX Verified reserves - XXX months reserves verified; XXX months total required XXX month for other financed REO);

2024AO10452	XXX	Sold	1	1	1	1				Verified housing payment history - Borrower has XXX months mortgage reporting with XXX Verified reserves - Borrower has XXX months verified reserves which exceeds XXX months required. ;
2024AO10453	XXX	Sold	1	1	1	1				Verified reserves - XXX months reserve requirements; XXX reserve months verified; Verified credit history - XXX FICO XXX minimum;
2024AO10406	XXX	Sold	1	1	1	1				Verified liquid assets and/or savings history - XXX months reserves verified, XXX months required for subject; Verified credit history - XXX FICO with minimum XXX			XXX Missing Employment doc (VVOE) - Missing Self employment verification documentation for XXX - XXX Lender provided Articles, Business license, and XXX info to validate self-employment
2024AO10427	XXX	Sold	1	1	1	1				Verified housing payment history - MR XXX with XXX Verified reserves - XXX months verified; XXX months on subject plus XXX months other REO required;
XXX The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - General Credit of XXX covers the increase in the Desk Review Fee, but does not offset the increase in the Loan Discount Fee. Missing COC for increase in Loan Discount fee.  Last LE issued XXX showed Discount fee of XXX Initial CD issued XXX showed XXX final CD issued XXX shows fee at XXX --

A Lender Credit for Excess Charges of XXX Principal Reduction for Excess Charges of XXX and general or specific lender credit increases of XXX were applied to the total fee variance of XXX between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - XXX Received COC for CD issued XXX Exception cleared.

2024AO10424	XXX	Sold	2	2	1	1				Low LTV/CLTV/HCLTV - LTV/CLTV XXX XXX below the maximum required for this loan characteristic.; Verified credit history - Fico XXX points above the minimum required for this loan characteristic.;
XXX Insufficient Verified Reserves (Number of Months) - Per product matrix, XXX reserves required post-closing. After paying funds-to-close, borrower has XXX in reserves which is less than XXX month. Borrower is XXX short on reserve requirement of XXX Compensating Factors: Verified credit history XXX - lender provided an updated bank printout with the balance reflected on day prior to closing funds withdrawal as sufficient; however, printout is dated XXX (post closing) but reflects a balance of XXX which calculates to the borrower being short XXX in reserves as of XXX Borrower reserves requirement is XXX months and as of printout date has XXX months. Sufficient assets were verified on XXX as remaining.)
													XXX Missing Net-tangible Benefit worksheet - State specific Net-tangible Benefit Worksheet / Disclosure not provided. - XXX Lender provided a copy to the XXX
2024AO10426	XXX	Sold	2	1	2	1				Verified credit history - XXX Low DTI - XXX DTI is XXX lower than XXX maximum.;
XXX Missing Affiliated Business Disclosure - XXX not provided within image file, Client Comment: XXX ABD is not in file. Verified affiliates per FACTS disclosure p.198.  Per final CD no affiliates were paid fees in this transaction p19

2024AO10428	XXX	Sold	1	1	1	1				Low LTV/CLTV/HCLTV - XXX Max LTV/ verified LTV XXX Verified reserves - XXX months required reserves/ XXX months reserves verified;
XXX Hazard Insurance Coverage Amount is Insufficient - Missing sufficient dwelling coverage for subject. Loan amount XXX replacement cost estimator XXX HOI dwelling coverage XXX (HOI didn't reflect replacement cost) - XXX Lender provided updated insurance policy information with replacement cost coverage selected.

XXX Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of XXX while the Calculated Projected Payments Table has a value of XXX - XXX Received final CD. Exception cleared.

2024AO10419	XXX	Sold	2	1	1	2				Verified reserves - XXX months reserves verified; XXX months were required;	XXX Property Type is prohibited - Subject property rural XXX acres. per XXX XXX-XXXX - FAM guidelines, rural property > XXX acres inelligible., Client Comment: XXX EV2 Investor Acknowledged Exception.
2024AO10520	XXX	Sold	1	1	1	1				Verified reserves - XXX months verified reserves; XXX months were required;
XXX Missing XXX Disclosure - E-sign disclosure is missing in file - XXX Received Executed XXX Consent Disclosure

XXX Missing Credit Report - Missing Credit Report - XXX Lender provided a copy of the credit report.

XXX Missing Home Loan Toolkit - Home Loan Toolkit is missing in file - XXX Received Home Loan Toolkit

XXX Missing Intent to Proceed - Intent to proceed document is missing in file - XXX Received Intent to Proceed

XXX Missing Verification of Rental - Missing Verification of Rental - Lender provided aXXXs Supplemental report, dated XXX with all VOR information required.

XXX Initial CD Received Date is < XXX business days prior to Consummation Date - NEW XXX Initial CD not in file. -- The Initial Closing Disclosure Received Date of (XXX is not XXX business days before the consummation date of (XXX). Three business days before the consummation date is XXX Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - XXX Initial CD dated XXX received.

XXX Credit Documentation is Insufficient - Guideline exception for using XXX acct statements and XXX on credit supplement per loan approval. Lender exception was not in file - XXX Lender provided a copy of the excerpt of guidelines to validate the use of the Paypal account statements and Credit Supplemental VOR.

XXX Missing Note - Missing executed copy of the Note - XXX Received Note.

2024AO10505	XXX	Sold	1	1	1	1				Verified reserves - Borrower has XXX months verified reserves. ; Low LTV/CLTV/HCLTV - Purchase LTV is XXX which is XXX below guideline of XXX
XXX Missing Loan Approval Date - Undated 1008 provided. Lender conditional approval needed to verify approval date. - XXX Lender provided a copy of the loan commitment.

XXX Missing Purchase Contract - Purchase Contract not provided in file.  - XXX Lender provided a copy of the purchase agreement.

2024AO10522	XXX	Sold	2	2	1	1				Verified credit history - Middle credit score XXX with no history of delinquency reported in the past XXX months.; Verified reserves - XXX months verified reserves > XXX months required.;	XXX Credit Documentation is Insufficient - Missing Seller CD., Client Comment: XXX Non-Material
2024AO10521	XXX	Sold	2	2	1	1
Verified reserves - Borrower has XXX months reserves post-closing which exceeds the XXX months required per matrix; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Low LTV/CLTV/HCLTV - Loan LTV is XXX with XXX Max allowable. ;
											XXX Missing Initial 1003 Application - Initial 1003 Application, executed by borrower, not provided in file., Client Comment: XXX Investor Acknowledged Exception
2024AO10524	XXX	Sold	2	2	2	1				Low DTI - Borrowers qualifying DTI is XXX which is XXX lower than XXX allowable per guideline.;
XXX Income Documentation is Insufficient - Per XXX 2.3 Credit guidelines section 6.3.1, use of XXX personal bank statement requires XXX business bank statements to be provided. No XXX are provided in file. XXX does not appear to be comingled as indication of XXX existence is in file with copies of cancelled checks provided from borrower. , Client Comment: XXX Investor Acknowledged Exception.

XXX Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - No COC provided for increase in transfer tax -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Underwriting Fee, Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v))., Client Comment: XXX XXX Post Closing Corrective Action- Received copy of payment history and XXX XXX Received copy of LOE indicating XXX and payment history sent to borrower showing cure of XXX

XXX Insufficient verified reserves - Borrower does not meet required reserves. As verified assets do not cover cash-to-close, there are no remaining funds to apply towards 6mo reserve requirement.  - XXX  Based on updated statements total reserves verified XXX Total Required XXX

XXX Insufficient Verified Funds to Close - Borrower Closing Disclosure indicates additional deposit of XXX that is not sourced. Borrower current asset balances do not support sufficient funds to cover this deposit as cash-to-close. Wire confirmation p630 shows this deposit as paid from an XXX for which documentation was not provided.  - XXX Lender provided Transaction summary from day before previous XXX stmt provided. XXX balance is lower than Transaction summary by amount of wire to title for funds to close. Using pre-wire balance per transaction summary from XXX stips.

2024AO10526	XXX	Sold	2	2	1	1				Verified credit history - Established credit user oldest tradeline XXX XXX revolving credit utilization.;
XXX Guideline Exception(s) - Missing Borrower Certification of Business Purpose Affidavit as required for DSCR loans. Lender file contains a Occupancy Certification stating that the borrower will not occupy the subject property as a principal residence or second home and a cash out letter stating that proceeds will be used to reinvest in new properties as well as cash reserves., Client Comment: Investor Acknowledged Exception

XXX Insufficient Verified Reserves (Number of Months) - Short evidence of borrower own funds to meet reserves. Total reserves required per guidelines is XXX total months.  Guidelines do not allow use of cash out proceeds without a lender acknowledged exception. Cash out proceeds are sufficient to meet reserves.   , Client Comment: XXX Investor Acknowledged Exception.

2024AO10461	XXX	Sold	2	2	1	1
Low LTV/CLTV/HCLTV - Loan LTV is XXX XXX lower than XXX LTV permitted per program matrix XXX ; Verified ownership of subject property - Borrower has XXX years ownership verified by title commitment /Quitclaim deed dated XXX; Verified credit history - Borrower has XXX qualifying FICO which is XXX points higher than XXX minimum XXX score. ;

XXX Number of Properties Owned by Borrower exceeds Guidelines - Borrower exceed limited XXX loans with Impac not to exceed XXX Subject is one of XXX new concurrent loans, making a total of XXX loans with XXX with a combined balance of XXX Lender Exception requested/approved p.118/121 to be approved by client. , Client Comment: Investor Acknowledged Exception

2024AO10462	XXX	Sold	2	2	1	1				Low LTV/CLTV/HCLTV - Loan LTV is XXX XXX lower than XXX LTV permitted per program matrix XXX Verified reserves - Total verified XXX months reserves which exceeds XXX requires per matrix.;
XXX Number of Properties Owned by Borrower exceeds Guidelines - Borrower exceed limited XXX loans with Impac not to exceed XXX Subject is one of XXX new concurrent loans, making a total of XXX loans with XXX with a combined balance of XXX Lender Exception requested/approved p.118/121 to be approved by client., Client Comment: XXX Investor acknowledged exception. Total exposure to investor is XXX loans for XXX

2024AO10463	XXX	Sold	2	1	2	1				Low LTV/CLTV/HCLTV - LTV/CLTV XXX which is XXX lower than XXX permitted per matrix.; Low DTI - Verified DTI is XXX which is XXX lower than XXX DTI permitted per matrix. ;
XXXROR cannot expire in less than XXX business days from the execution or transaction date - XXX did not disclose valid XXX day rescission period. ROR transaction date and execution date is XXX and ROR expiration date is XXX Due to holiday on XXX earliest valid expiration date was XXX Requires re-opening of XXX to cure. , Client Comment: XXX Received copy of email showing lender contacted borrower within XXX days of discovery requesting re-signed XXX  Borrower was slow to respond. XXX for post-close cure.

XXX Missing Flood Insurance Cert. - Flood Insurance Cert is not provided in file.  - XXX - Lender provided the Flood Certificate with a comment to clear as Cert indicates under Section D that the subject property is not in a special flood Hazard area. Zone D does not require Flood Insurance. **Exception Cleared**.

2024AO10464	XXX	Sold	1	1	1	1
Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines by XXX points. ; Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.;

2024AO10465	XXX	Sold	2	2	1	1				Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ;
XXX Missing Loan Approval Date - Undated 1008 provided. Lender Conditional Approval needed for approval date to verify correct guidelines used for approval and review. , Client Comment: Client Acknowledge Exception, lender provided updated 1008.

2024AO10460	XXX	Sold	1	1	1	1				Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.; Conservative use of credit - Borrower displays less than XXX revolving credit usage.;
2024AO10466	XXX	Sold	2	1	2	1
Established credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.;

XXX Missing Evidence of Re-disclosure and a valid COC for the sum of non-specific (XXX) lender credits and specific lender credits XXX that have decreased from the amount disclosed on the Loan Estimate/Closing Disclosure.   - Amount of specific lender credits (lender paid fees) has decreased without a COC or off-setting general lender credit. --

The sum of non-specific (XXX) lender credits and specific lender credits XXX has decreased from the amount disclosed on the Closing Disclosure sent on XXX, XXX Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h))., Client Comment: EV2 Post closing corrective action;

XXX Copy of executed settlement statement reflecting XXX due to the borrower received;

XXX Received copy of LOE, PCCD dated XXX and check for XXX and fed ex tracking showing package was delivered to borrower on XXX PCCD shows a further reduction in specific credits and a new General Lender Credit for XXX Check to borrower was only XXX

XXX Affiliated Business Disclosure Not Provided Within XXX Business Days of Application - Affiliated Business Disclosure was provided XXX and executed XXX Application date XXX - Lender provided ABD which indicates affiliates; however, no affiliates paid on transaction per CD in file. ABD not required.

2024AO10467	XXX	Sold	1	1	1	1
Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per XXX matrix. ;

2024AO10468	XXX	Sold	2	1	2	1
Low LTV/CLTV/HCLTV - Loan LTV/CLTV is XXX which is XXX below the maximum XXX LTV permitted by the applicable GL ; Verified employment history - Borrower has stable self-employment with more than XXX years verified.;

XXX Missing Affiliated Business Disclosure - Affiliated Business Disclosure not provided in file. , Client Comment: XXX FACTS disclosure indicates affiliates; however no affiliates paid on transaction.

2024AO10469	XXX	Sold	1	1	1	1				Net tangible benefit - Subject owner non-occupied transaction reflects a refinance from an interest rate of XXX to a fixed rate at XXX Subject PITIA is being reduced by XXX per month. ;
XXX Asset Documentation is Insufficient - Per XXX Lending Guide section 4.2, XXX must be sourced and seasoned for XXX by most recent XXX statements. Asset statements provided in file are for XXX period and do not meet guidelines for full verification.  - XXX Lender provided additional asset statement to complete XXX documentation requirement.

XXX LTV Exceeds Max Allowed - Review LTV is XXX which exceeds max LTV of XXX per XXX XXX Borrower purchased property XXX for XXX and appraiser notes XXX condition with no recent updates. Lender used current appraised value of XXX for LTV. Review using original purchase price for LTV per XXX selling guide for XXX seasoning. Does not meet delayed financing qualifications.  - XXX criteria for prior sale price is for cash-out refinances. Subject is a rate and term refinance. Exception cleared.

XXX Missing Schedule of XXX - Properties listed as retained for investment on initial application (p.42, XXX at XXX. and XXX. do not appear on final application (p. 6, XXX  - XXX Property profiles show these XXX properties are owned by borrower's business, not by borrower individually.  Exception cleared.

2024AO10525	XXX	Sold	2	2	1	1
Verified reserves - Reserves verified are XXX months, guideline requires XXX months.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ; Low DTI - Borrower verified DTI is XXX which is below max allowable XXX DTI.;

XXX Asset Documentation is Insufficient - Correspondent loan underwritten to XXX 2.3 Credit guides. Loan requires XXX statements for asset documentation and only XXX month statements provided. , Client Comment: XXX Investor Acknowledged Exception.

XXX Purchase Contract is Deficient - A seller credit of XXX is listed on Borrower CD but is not listed on the purchase contract or seller settlement statement., Client Comment: Investor acknowledged exception: Seller credit is minimal (Less than XXX

XXX Credit Documentation is Insufficient - Per guideline, a business narrative or expense statement signed by a cpa must be in the file, none provided in file. - XXX  Received Business Narrative. Exception cleared.

2024AO10523	XXX	Sold	2	2	2	1
Verified reserves - Borrower has XXX months reserves which exceeds XXX mos requires per matrix; Verified housing payment history - Borrower has XXX rent payment history verified by cancelled checks with XXX

XXX Charge Offs have not been satisfied or paid off - Provide supporting documentation for XXX CU XXX Balance XXX Voluntary Surrender/Charge off XXX has no balance due or statute of limitations for borrower State has passed or repayment may be required. Credit report indicates balance may be due and remaining balance of XXX exceeds aggregate allowable of XXX for collections XXX per XXX Credit guidelines v2.3, section 5.1.9, Client Comment: XXX Investor Acknowledged Exception.  Verified cash reserves of XXX

XXX Missing evidence of the Seller Closing Disclosure - Seller CD is missing in file, Client Comment: EV2 No assignee liability.

XXX  Missing Lease Agreement and/or Not Executed - Missing a copy of the lease agreement required by Guidelines XXX Housing History p.21 . No XXX provided in file., Client Comment: XXX Investor Acknowledged Exception. File has cancelled checks to verify rental history.

XXX Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing coc for XXX increase in transfer tax fee on CD XXX -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Documentary Tax Stamps/Transfer Tax - City/County. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - XXX Broker cure/credit reflected on page 3 of Final CD for XXX This matches amount of increase in transfer taxes. Exception cleared.

2024AO10527	XXX	Sold	2	2	1	1				Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per XXX matrix. ;
XXX Income Documentation is Insufficient - Per XXX 2.3 Credit Guidelines 6.3.3 p39, XXX days worth bank statements are required for XXX only " are required to support XXX income. XXX XXX bank statement in file p.173. Additional month bank statement required to meet guidelines., Client Comment: EV2 Investor Acknowledged Exception.  Income supported by XXX years CPA P&Ls.

XXX Asset Documentation is Insufficient - Per XXX 2.3 Credit Guidelines 6.10.1 p47, "Complete copies of bank statement from the most recent XXX months prior to application date" are required". One month XXX bank statement only provided in file p.173. Additional month bank statement required to meet asset documentation requirements. , Client Comment: XXX Investor Acknowledged Exception. XXX, month bank statement shows sufficient reserves. Gross disposable income > XXX per month.

XXX Cashout Exceeds Guidelines - Per XXX 2.3 Credit Guidelines 4.4.2 p15, Cash-out Limited to the lesser of XXX of the principle or XXX Cash to borrower is XXX per CD XXX and XXX per Final, post-close CD p.271., Client Comment: EV2 Investor Acknowledged Exception. Minor cash-out variance.
													XXX Missing Title Evidence - Title Evidence is not provided in file. - lender provided XXX STIPS
2024AO10528	XXX	Sold	1	1	1	1
Low DTI - Verified DTI is XXX which is less than XXX required per guidelines. ; Verified reserves - Borrower has XXX in verified reserves which exceeds XXX in required reserves XXX subject + XXX each additional financed REO).;

XXX Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Verification of free/clear status and property tax and insurance obligation for REO XXX, is not provided in file. Subject to reverification of DTI and reserve requirement. - XXX Lender provided settlement statement and note for REO. Updated liabilities and DTI. Final DTI XXX

2024AO10405	XXX	Sold	1	1	1	1
Verified reserves - XXX months reserve requirement per XXX Investor Matrix XXX/ Borrower has XXX months verified reserves post close which exceeds the XXX month guideline requirement; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum DSCR XXX Investor Matrix XXX ;
													XXX Missing Flood Insurance Cert. - Flood cert is missing in file - XXX Lender provided a copy of the Flood Cert.
2024AO10429	XXX	Sold	2	1	2	1
Verified reserves - Borrower has XXX months verified reserves post-closing which exceeds XXX months required.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.;

XXX Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure, FACTS disclosure not provided. XXX Lender provided Disclosure indicating XXX. This affiliate is not shown as used or paid on transaction. , Client Comment: EV2 Affiliate not used for closing services per final CD.

XXX The loan was closed with a XXX but the agreement isn't signed - Consolidated, Extension and Modification agreement not in file, (Exhibit A. Used Exhibit D the consolidated Note and Mortgage to complete underwrite.  - XXX - Received executed and notarized copy of XXX *Exception Cleared.

XXX Title Policy - Schedule B Exception - Title company requires Copy of Articles of Organization, Operating Agreements for Tavo Holdings. Additionally, proof that the transaction/conveyance is duly authorized (i.e. Corporate Resolution) to executed the grant deed (p. 123). Unable to locate required supporting documents in loan file. - XXX Lender provided Operating Agreement and Articles to satisfy authorization for Grantor.

XXX File Documentation is Incomplete - Loan Approval (p. 291) requires Closing Protection Letter within XXX Days of Funding. Unable to locate Closing Protection Letter in file. - XXX CPL not required per guidelines and not outstanding on lender approval.

2024AO10459	XXX	Sold	2	1	2	1
Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for a owner occupied XXX cash-out transaction ; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines by over XXX points. ;

XXX Missing Affiliated Business Disclosure - XXX not provided in file.  , Client Comment: EV2 - Per FACTS disclosure pg 350 lender has affiliates.  Final CD p379 does not indicate fees paid to affiliates

2024AO10455	XXX	Sold	2	2	1	1
Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.; Established Landlord history - Per the credit report (p. 57), Borrower has been a landlord dating back to XXX Mortgages on credit report show no evidence of any late payments. Over XXX properties, XXX properties had XXX related forbearance, which was resolved in XXX, but remainder show XXX on credit report and VOMs.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXXLTV per XXX matrix.;

XXX Mortgage/Deed of Trust is not Recorded - XXX (p. 1010, 1063) not recorded. Closing Instructions directing title agent to record the security instrument are not provided in file., Client Comment: XXX Investor Acknowledged Exception

2024AO10456	XXX	Sold	2	2	1	1				Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for XXX Low DTI - XXX DTI is XXX lower than XXX maximum.;
XXX Purchase Contract is Deficient - Purchase contract located on p.199 reflects sections crossed out with no buyer/seller initials.  Deleted sections relate to assumption of existing mortgage and to seller-carried financing, neither of which are applicable to this transaction. , Client Comment: XXX Investor acknowledged exception.

2024AO10454	XXX	Sold	2	2	1	1
Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per XXX guidelines.;

XXX Mortgage/Deed of Trust is not Recorded - DOT 9p. 812) is not recorded. Closing Instructions directing title agency/closing agent to record the security instrument are not provided in file., Client Comment: XXX Investor Acknowledged Exception

2024AO10457	XXX	Sold	2	1	2	1
Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines require XXX months.; Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for a owner occupied XXX rate and term transaction.;
											XXX NMLS IDs do not match - Note and Mortgage show originating broker, XXX with XXX. 1003 and CD show the XXX., Client Comment: XXX Investor acknowledged exception.
2024AO10458	XXX	Sold	1	1	1	1
Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for a owner occupied XXX refinance cash-out transaction; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ;
													XXX do not match - Note and mortgage showed XXX NMLS ID was XXX while Application and CD showed the NMLS ID was XXX - XXX Confirmed NMLS is for XXX of Lender's branch offices. Exception cleared.
2024AO10485	XXX	Sold	1	1	1	1
Low LTV/CLTV/HCLTV - Maximum LTV per guideline is XXX subject loan has a XXX LTV.; Low DTI - The debt to income ratio is XXX using the XXX month business bank statement analysis.; Established credit history - Borrower has an established credit history and good credit reflected in the representative fico of XXX which exceeds XXX minimum requirement.;

2024AO10470	XXX	Sold	2	2	1	1
Verified housing payment history - Credit report p.117 XXX in file reflects XXX months of satisfactory mortgage history paid XXX and Credit report p.119 (B') in file reflects XXX months of satisfactory mortgage history paid XXX  Guideline (pg.35/64) Housing History a XXX ; Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.;

XXX Loan Amount Exception - Loan amount of XXX is less than minimum loan amount XXX Lender Exception approved in file p.192. PENDING INVESTOR REVIEW AND APPROVAL., Client Comment: XXX Investor acknowledged exception.

2024AO10480	XXX	Sold	1	1	1	1
Verified reserves - Borrower has XXX reserves post-closing which exceeds XXX required per matrix.; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ;

2024AO10482	XXX	Sold	2	1	2	1
Established credit history - Borrower's credit report in file (pg.74) reflects an established credit history since XXX  History reports no late payments made based on the months reviewed for every XXX in the borrower's history. Indicator credit score is 800.; Verified housing payment history - Credit report (pg. 89/92) in file reflects XXX months of satisfactory mortgage history paid XXX   Guideline (pg.32/64) required a XXX ; Verified reserves - Borrowers have XXX months of verified reserves when guideline (pg.28/64) XXX months PITIA of Subject property XXX plus XXX month PITIA for each additional financed property XXX = XXX Required Reserves. verified by CD p.456;

XXX Missing Affiliated Business Disclosure - Affiliated Business Disclosure not provided in file. , Client Comment: Per FACTS disclosure pg.522 lender has affiliates.  Final CD pg.773 does not indicate fees paid to affiliates. ABD not required.

XXX Income Documentation is Insufficient - Business Narrative not provided in file as required pe XXX Statement program XXX p7. - XXX Lender provided a copy of the business narrative.

XXX Missing Hazard Insurance Proof of Premium - Verification insurance premium is paid in full not provide din file. Insurance is not escrowed.  - XXX Lender provided a copy of the Hazard Insurance policy reflecting paid in full.

2024AO10472	XXX	Sold	2	1	2	1				Low DTI - Verified XXX DTI is XXX lower than the XXX maximum.; Low LTV/CLTV/HCLTV - Subject LTV is XXX which is XXX less than XXX max allowable. ;
XXX Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure not provided in file. , Client Comment: Per FACTS disclosure pg 248 lender has affiliates.  Final CD pg 652 does not indicate fees paid to affiliates

2024AO10476	XXX	Sold	2	2	1	1
Verified housing payment history - Credit report (pg.78) in file reflects XXX months of satisfactory mortgage history paid XXX   Guideline (pg.32/64 & p.35/64 & p.56/64) Housing History is required XXX Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when Guidelines (p.28/64) allowed XXX for a loan XXX up to XXX Verified reserves - Total XXX months reserves required (XXX for subject loan + XXX for each financed property).  Borrower has XXX months reserves remaining after closing from subject loan cash out proceeds. ;
											XXX Missing Loan Approval Date - 1008 in file (pg. 14) is not dated; however, it does disclose the loan approval terms. , Client Comment: Investor acknowledged.
2024AO10477	XXX	Sold	1	1	1	1
Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX months per the bank statements final CD (pg. 597).; Verified credit history - Borrower's credit report in file (pg. 36) reflects an established credit history since XXX  History reports no late payments made based on the months reviewed for every XXX in the borrower's history;

2024AO10481	XXX	Sold	1	1	1	1
Low LTV/CLTV/HCLTV - Max ltv for a cash out investment property with a fico of XXX is XXX actual ltv for subject is XXX Verified reserves - Verified reserves are XXX months, required reserves are XXX months along with an additional month for each XXX PITIA.;

XXX Missing Inter XXX  - Inter XXX could not be located in the file. - XXX - Received lender response of: This can be found in the original file (pgs 91-92). Attached here for review. Trust agreement provided. *Exception cleared.

2024AO10474	XXX	Sold	2	2	1	1
Verified reserves - Borrower has verified liquid assets in excess of XXX remaining after closing based on the bank statements in file p.202.  Subject loan required a down payment of XXX which were all the borrower's own funds.  ; Verified credit history - Credit report p.90 in file reflects XXX months of satisfactory mortgage history paid XXX  ;

XXX Guideline Exception(s) - Per XXX lending guide XXX p.15 , section XXX financed properties and XXX exposure, There is no limitation on the number of financed properties whenever the subject property is a primary residence.

When the subject property is a XXX home or investment property, the borrower(s) may have no more than XXX financed properties. This restriction is not applicable to XXX Investor (i.e. there is no limitation on the number of financed properties). Borrowers are limited to XXX loans with Impac not to exceed XXX
If borrower only has XXX XXX loan with XXX including the subject property, that loan may not exceed XXX
Borrower has XXX loans with XXX total aggregate XXX MERS validation of properties p.369 reflected on the 1003 p.26.

Lender exception p.147 request to proceed with XXX financed properties. Compensating factors: XXX Credit Score, over XXX months reserves, XXX  , Client Comment: Exception to seller's guidelines available p147.  XXX exposure is not excessive, so investor approval not applicable.

XXX Hazard Insurance Coverage XXX is Insufficient - The hazard insurance (p359) reflects there is rent loss coverage, but does not indicate the amount of coverage. Rent loss or loss of use coverage of XXX months PITIA is required. - XXX - Received lender response of: Please be advised loan was underwritten using XXX - Underwriting Guidelines dated XXX Guidelines do not state rent loss coverage is required. **Exception cleared, guidelines do not address rent loss insurance.

2024AO10478	XXX	Sold	1	1	1	1
Verified reserves - XXX matrix p1 XXX months reserves required, XXX Lending Guide 20210730 4.2.1.3 p28- XXX additional reserve per other financed properties, XXX reserves required per guides, XXX Borrower has XXX months reserves verified post close which exceeds the XXX months per guides and matrix.; Verified credit history - XXX matrix 20220112 p1 requires a minimum fico of XXX borrowers fico is XXX

2024AO10471	XXX	Sold	2	1	1	2
Verified credit history - XXX Matrix 20220114 requires minimum XXX FICO for Purchase DSCR.  Borrower score is XXX  Credit report reflects all previous XXX paid satisfactory.  Only one minor XXX on a XXX that occurred greater than XXX months prior.   ; Verified housing payment history - XXX months of consecutive verified mortgage history paid XXX per credit report (pg. 44);

XXX Missing rating agency required secondary valuation within -XXX variance. - No score on CU and XXX due to property type.  CDA ordered XXX , Client Comment: XXX Received post-close XXX supporting value with XXX variance. XXX for post-close cure.

2024AO10483	XXX	Sold	1	1	1	1
Verified reserves - Credit report  (pg. 43) and/or VOM (pg. xxx) in file reflects XXX months of satisfactory mortgage history paid XXX ; Verified credit history - Fico XXX XXX points above the minimum required fort this loan characteristic.;
													XXX Hazard Insurance Coverage Amount is Insufficient - Missing evidence of rent loss coverage, as required by guidelines - XXX Rent loss coverage not required per XXX guidelines.
2024AO10484	XXX	Sold	1	1	1	1
Verified employment history - Per XXX guidelines section 4.1.2 p.20, self employed borrowers must e self-employed for a minimum of XXX year. Business was incorporate XXX Verified reserves - Borrower has verified liquid reserves in excess of XXX remaining after closing  based on XXX p.212.;

2024AO10475	XXX	Sold	2	2	1	1
Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for a DSCR loan when DSCR ratio is less than XXX ; Verified reserves - XXX months required, borrower has XXX months based on cash out proceeds from the subject transaction. ;
											XXX Missing Loan Approval Date - 1008 in file (pg. 3) is missing the loan Approval Date; however it does disclose the loan approval terms. , Client Comment: Investor acknowledged.
2024AO10479	XXX	Sold	2	1	2	1
Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines require XXX months.; Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for a owner occupied XXX  rate and term refinance transaction with a loan amount up to XXX

XXX Affiliated Business Disclosure Not Provided Within XXX Business Days of Application - Affiliated Business Disclosure pg 225 provided XXX - Initial Application pg 8 provided XXX - Final Application pg 18 provided XXX Client Comment: EV2 - No affiliates are used or paid on transaction

2024AO10473	XXX	Sold	1	1	1	1				Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX Verified employment history - Confirmed XXX years of self-employment history.;
XXX Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing COC for increase in Loan Discount on XXX -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - XXX Received CDs issued XXX and XXX along with corresponding COCs and XXX. Exception cleared.

XXX Discrepancy between 1003 and documentation stated and/or verified in file - 1003 and 1008 indicate subject HOA payment of XXX Appraisal indicates XXX with XXX HOA dues. Corrected 1003/1008 and/or HOA documentation needed to verify HOA payment. Subject to reverification of DTI.  - XXX - Received lender response of: "Commentary from Appraiser on page 11 of appraisal report confirms HOA dues.  There is a XXX annual required HOA plus the additional annual fee of XXX The two together divided by XXX per month. Confirmed verbiage is on page 481 of original loan file (under Legal Description section). Exception cleared.

2024AO10403	XXX	Sold	1	1	1	1
Verified reserves - Borrower has excess reserves of over XXX which does not include the XXX cash-out proceeds from this transaction.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV for Cash-out Refinance on a XXX Home per XXX matrix.; None - Mid FICO score of XXX exceeds the minimum required of XXX by XXX points.;

2024AO10531	XXX	Sold	2	2	1	2				Conservative use of credit - Borrower's revolving credit utilization is XXX pg. 48; Established credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ;
XXX Guideline Exception(s) - Per XXX DSCR v2.4 guides, section XXX First time investor subject to XXX LTV reduction and minimum XXX DSCR. Qualifying DSCR of XXX does not meet minimum for first time investor. , Client Comment: Investor Acknowledged exception based on the following: Credit profile, FICO well over min required, responsible use of credit and LTV at XXX

FLOOD XXX Flood effective date is after the transaction date. - Loan disbursed on XXX Flood policy effective date is XXX , Client Comment: XXX based on insurance rep and warranty.

XXX Gift Funds not Properly Verified - Guideline exception - per XXX DSCR v2.4, gift funds not permitted on DSCR transaction. Two gifts totaling XXX have been used for qualification. Borrower does not meet reserve requirement XXX and funds-to-close without gift funds applied. , Client Comment: Investor Acknowledged exception based on the following: Credit profile, FICO well over min required, responsible use of credit and LTV at XXX

XXX Asset Documentation is Insufficient - Per guidelings XXX Credit Guidelines DSCR v2.4 20220318 pg. XXX assets must be seasoned XXX days with XXX asset statements. XXX have only XXX month statement provided and do not meet seasoning requirements. Additionally, wire confirmations provided for Gifts (p111-114); however, funds are not shown as received by title or reflected on final CD. , Client Comment: Investor Acknowledged exception based on the following: Credit profile, FICO well over min required, responsible use of credit and LTV at XXX

2024AO10529	XXX	Sold	1	1	1	1
Verified housing payment history - Credit report (pg.62) in file reflects XXX months of satisfactory mortgage history paid XXX when Matrix allowed XXX Verified reserves - Borrowers have XXX months of verified reserves when guideline/Matrix (pg.3/3) required XXX months PITIA of Subject  property ;

2024AO10486	XXX	Sold	1	1	1	1
Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV XXX matrix.; Verified reserves - Borrower has XXX months reserves exclusive of the cash out proceeds post-closing which exceeds XXX months required per matrix.;

XXX Unacceptable Mortgage History - UPDATED XXX - Missing evidence that the XXX payment was remitted on on time. Per Payoff Statement (pg.193) dated XXX Interest Amount is XXX indicating that payment for XXX was not remitted.  - XXX Per the XXX max housing history is XXX.  With the missing documentation to evidence that the XXX payment was paid loan would be considered XXX.

Updated clearing comment XXX payment would pay interest from XXX to XXX Interest due on XXX was for the XXX payment (interest from XXX to XXX) plus odd-days interest through XXX. Payoff quotes supports the loan being due for XXX Also, mortgage statement in file on pg. 121 dated XXX shows loan next due XXX

2024AO10487	XXX	Sold	2	2	1	1
Verified credit history - Borrower's credit report in file (pg.312) reflects an established credit history since XXX with qualifying FICO XXX Verified housing payment history - Credit report  (pg.292) in file reflects XXX months of satisfactory mortgage history paid XXX  ;

XXX Guideline Exception(s) - Per Guidelines pg.9/10, Delayed Financing requirements - Arm's Length Transaction to be verified by the original purchase agreement, which is not provided in file., Client Comment: Investor Acknowledged Exception: Copy of settlement statement from purchase provided.  XXX does not present any XXX. Cash to the borrower is less than the documented purchase price.  Additionally file is documented with receipts and invoices from remodel which support increased value.
													XXX Final 1003 Application is Incomplete - Final 1003 Application missing signature of borrower and Originator pg.169; pg.722 application signed XXX - XXX Lender provided executed final 1003
2024AO10430	XXX	Sold	1	1	1	1
Verified employment history - Borrower has over XXX years at his present employment and XXX years in the industry.; Established credit history - Borrower MID FICO XXX with a minimum requirement of 700.; Verified reserves - Borrower has XXX in verified reserves w/a minimum requirement of XXX (XXX subject XXX mths for additional REO).;

2024AO10431	XXX	Sold	1	1	1	1
Verified reserves - XXX AEG XXX 9.5-9.5.2 p57- requires XXX months verification of reserves/ borrower has XXX months post closed which exceeds the guideline requirement of XXX Low LTV/CLTV/HCLTV - Loan LTV is XXX which is XXX lower than guideline max of XXX LTV for Grade B XXX

XXX Appraisal Requirements are Not Met - Appraisal does not contain verbiage affirming that it was prepared in accordance with XXX and Title XXX of XXX and any implementing regulations as required for HPMLs. --

The loan's XXX APR equals or exceeds the Federal HPML threshold of XXX The threshold is determined by adding XXX points to the comparable average prime offer rate XXX on the "last date the interest rate is set before consummation." The comparable APOR for this loan is XXX CFR 1026.35(a)(1)(i)). - XXX - Received revised appraisal with XXX

2024AO10435	XXX	Sold	1	1	1	1				Verified reserves - Borrower has XXX months of verified reserves remaining after closing when guidelines required XXX months per the bank statements (pg. 262, 290) and final CD (pg. 175).;
2024AO10443	XXX	Sold	1	1	1	1				Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines. ;
XXX Gift Funds not Properly Verified - Gift letter present p282 iao XXX This gift is not shown as paid or received. No deposits present in borrower asset statements or proof of receipt by escrow. Final CD p79 does not reflect this payment. This gift is required to be sourced as borrower does not have sufficient funds for closing and reserves. Subject to reverification of assets. - XXX - Received XXX business search to confirm XXX as owner  XXX and XXXl Bank Statement that supports funds for the XXX
*Exception Cleared with presented documents with this stip on those on XXX

2024AO10437	XXX	Sold	1	1	1	1
Verified reserves - Borrower has XXX months of verified reserves remaining after closing when guidelines required XXX months per the bank statements (pg. 380, 382) and final CD (pg. 110).; Low LTV/CLTV/HCLTV - Loan closed at XXX LTV. ;

XXX Missing Hazard Insurance Proof of Premium - Insurance invoice p494 reflects full XXX amount due and not paid. Loan is not escrowed. Verification of payment of premium is needed.  - XXX - XXX evidence of payment

2024AO10438	XXX	Sold	1	1	1	1				Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines require XXX months.; Low LTV/CLTV/HCLTV - Loan LTV is XXX
XXX Missing Sufficient Evidence of Insurance - Per Visionary guides XXX month rent loss insurance is required. XXX policy provided does not indicate this coverage. - XXX - Received Insurance declarations page to include Loss of Rent coverage for XXX months.

*Exception Cleared.

2024AO10439	XXX	Sold	1	1	1	1
Verified reserves - Borrower has XXX reserves verified post close which exceeds the guideline requirement.; Verified credit history - XXX requires a minimum fico score of XXX borrowers score is over hundred points higher at XXX

2024AO10446	XXX	Sold	2	2	1	1
Verified reserves - XXX p60 requires XXX months reserves/borrower has XXX months verified exclusive of the cash out proceeds.; Verified credit history - XXX- minimum fico requirement is XXX borrowers lower of two med scores is fico of XXX

XXX Missing Employment doc (VVOE) - Missing re-verification of self-employment dated w/in XXX days of the Note date of XXX Per Section 12.1.5 Self-Employed: Business Re-Verification-The existence of self-employed business(es) must be validated within XXX calendar days prior to the Note Date. (CPA Letters in file pgs 494-495 are dated XXX), Client Comment: XXX Post closing XXX confirms business's are active.

XXX Missing proof of PITI payment on non-subject property - Missing verification of taxes and Insurance for the borrowers primary residence XXX.  Review used estimated of XXX (Taxes per Fraud report XXX, HOI Estimate XXX), Client Comment: Investor Acknowledged Exception- DTI using estimate of XXX is XXX max allowed DTI is XXX  XXX mths verified reserves, XXX FICO.

XXX Hazard Insurance Coverage Amount is Insufficient - Missing the insurer's replacement cost estimate.  HOI coverage of XXX is not sufficient to cover the loan amount of XXX or XXX of the replacement cost new per the appraisal of XXX (421).; Per Section XXX Minimum XXX Coverage -If the HOI policy or declaration page includes one of the following types of replacement cost, the coverage is acceptable without further scrutiny: Guaranteed Replacement Cost, or XXX Replacement Cost.; If the HOI policy / declaration page does not include Guaranteed Replacement Cost or XXX Replacement Cost, the replacement cost estimate must be obtained to establish the minimum required dwelling coverage. This may be documented with: Replacement Cost Estimate from the insurance company, or An email from the insurance agent confirming the value of the replacement cost coverage

The dwelling coverage must be equal to the lesser of the following:

Replacement cost value as determined by the insurer, or Loan amount, as long as the loan amount is equal to or greater than XXX of the replacement cost value. - XXX Insurer's RCE received. Replacement estimate XXX

XXX Guideline Exception(s) - Missing updated loan approval reflecting loan Grade A.  Borrower verified housing history does not meet the XXX XXX requirements. Subject loan was modified in XXX  Modification reflects that the borrower was past due for XXX payments (pg 520). Credit supplement pg 306 confirms Modification.  Per the guidelines Housing payment history (rental or mortgage) is subject to the following criteria for all housing obligations and all borrowers: Grade A+: XXX Grade A: XXX (Borrower Information Sheet pg 91 reflects Champion Classic Grade XXX)

 - XXX - Recd updated 1008 reflecting the credit grade as A.

XXX Income Documentation is Insufficient - Missing complete XXX months of bank statements for XXX  Only the XXX and XXX statements were provided for review (pgs 435,437).  Final DTI is pending. - XXX - Received the missing full bank statements for full XXX months.

*Exception Cleared.

2024AO10447	XXX	Sold	1	1	1	1
Verified reserves - Per XXX- requires XXX months reserves XXX borrowers reserves verified are XXX which exceed the guideline requirements.; Verified credit history - Per XXX- minimum required fico is XXX borrowers fico score is XXX

2024AO10432	XXX	Sold	2	2	2	1				Verified reserves - XXX- requires XXX reserves plus XXX for FTHB= XXX XXX borrower has XXX monthe verified post close which exceeds the guideline requirement.;
XXX Missing Tax Transcript(s) - Missing Tax Transcript(s) as required per guidelines for full doc loans, Client Comment: Investor acknowledged exception to waive requirements for transcripts as borrower was qualified on non self-employment income.

XXX Missing valid Change of Circumstance(s) - Missing coc for LE issued XXX and XXX Client Comment: Immaterial issue, no fee violations

2024AO10433	XXX	Sold	2	2	1	1				Verified credit history - XXX- requires FICO minimum of XXX borrower has a fico of XXX Low DTI - Calculated DTI is less than XXX
XXX Missing proof of PITI payment on non-subject property - 1) XXX -Missing verification of HOI.; --ITEM # 1 CLEARED XXX

2) XXX - Missing verification of taxes and insurance., Compensating Factors: Verified credit history (XXX Tax Estimate for XXX received.  Per XXX Statement for XXX escrows for taxes and insurance are XXX  Taxes per smart asset XXX  Review used estimate of HOI of XXX Finding downgraded to EV2 as DTI is less than XXX.)

XXX Underwriting Loan Approval is Deficient - Missing lenders final approval and final 1008.  Per 1008 in file XXX was missing XXX business bank statements and was short funds to close and reserves. Per the borrower information sheet the loan was locked as XXX mths Business Bank statements (pg 118). - XXX Confirmed tape matches Borrower information / lock of XXX mths business bank statements.

XXX Hazard Insurance Coverage Amount is Insufficient - Missing the insurer's replacement cost estimate.  Coverage of XXX is not sufficient to cover the loan amount of XXX or XXX of the replacement cost new per the appraisal XXX - XXX - Received from lender a different policy that reflecting dwelling coverage of XXX

XXX Insufficient verified liquid reserves - Total reserves required XXX Total verified XXX Short XXX-

XXX 10.5-10.5.2 P59- XXX reserves for Grade XXX XXX for XXX additional financed reos, XXX for LTV over XXX -

 - XXX - Reserve requirements are based on the sum of all loan characteristics (i.e. loan amount, financed properties owned, etc). Reserves are cumulative, with a maximum requirement of XXX months. Borrower is short the total reserves required cumulatively, however meets the maximum requirement of XXX months.

XXX Income Documentation is Insufficient - Missing lenders final bank statement income worksheet.  Per the borrower information sheet the loan was locked as Champion Classi cXXX4 mths Business Bank statements (pg 118).

 Worksheet in file is for XXX mths and is for XXX.  No XXX statements provided for review.  File does contain XXX statements for XXX business A/# ending in XXX covering XXX to XXX  File also contains XXX mths statements for XXX covering XXX-XXX Final DTI is pending confirmation of how the lender qualified the borrower. - XXX Confirmed tape matches Borrower information / lock of XXX mths business bank statements.  Review utilized XXX mths foXXX8.

XXX Back-end Ratio exception (DTI) - Final DTI review is pending lender confirmation of how the borrower was qualified.  (Review used XXX mths business bank statements for A/# ending in XXX for XXX with XXX fixed expense ratio for qualification) - XXX Confirmed tape matches Borrower information / lock of XXX mths business bank statements.

2024AO10442	XXX	Sold	2	2	1	1
Verified credit history - XXX Guide 20220418 1.9.2 (p. 12), "A" Credit Cash Out Refinance requires XXX FICO, Borrower' FICO is XXX Potential for increased earnings - Monthly Lease (p. 425) in the amount of XXX 1007 (p. 489) states market rent is XXX Verified reserves - XXX months reserves remain when guidelines require XXX

XXX Unacceptable Mortgage History - Missing copy of the forbearance plan for XXX A/# ending in XXX Per the credit supplement dated XXX subject lien with XXX is on a XXX month XXX extension which started XXX  The above XXX is current and is next due for XXX for the remaining balance of XXX The last payment was received was XXX Prior to Forbearance loan was XXX Per the XXX Guide - A loan in an active forbearance or modification is acceptable when the following requirements are met:
-Housing Payment History must have been met prior to entering the forbearance or modification plan
-No late payments while in the forbearance or modification plan
-The completed and executed initial forbearance or modification plan must be provided, Client Comment: Investor acknowledged exception based on Primary housing history, XXX LTV, Consolidating XXX and XXX Mortgage on Investment Property.

XXX Asset Documentation is Insufficient - Per XXX Guide 20220418, Section 12.3 Cash-out Refinance (p. 58), proceeds from a cash-out refinance transaction may be used XXX the minimum reserve requirement provided XXX (XXX) months’ reserves are verified from the borrower(s) own funds.  File contains XXX mths statement for XXX with a balance of XXX  Additional assets verified in the name of the XXX were not considered., Client Comment: Investor acknowledged exception based on Primary housing history, XXX LTV, Consolidating XXX and XXX Mortgage on Investment Property.

XXX LTV Exceeds Max Allowed - XXX LTV exceeds guideline maximum of XXX Per XXX, Section 1.9.3 Grade A Cash-Out Refinance (p. 12), the maximum LTV is XXX - XXX - Max LTV is XXX per matrix for Grade XXX per lender attestation and rate lock provided loan is XXX borrower qualifies

2024AO10434	XXX	Sold	2	2	1	1				Verified reserves - Guidelines requires XXX months reserves with XXX reserves verified. ; Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.;
XXX Credit Score (FICO) exception - *NEW* - XXX point FICO exception. Borrower FICO score of XXX does not meet the minimum required score of XXX for a DSCR ratio of XXX Borrower DSCR is XXX based on the 1007 provided on XXX that reflects a current rent of XXX and market rent of XXX  Review used the Lesser rental amount based on guidelines. , Compensating Factors: Verified reserves (XXX-point FICO exception is overridden to XXX status based on all other DSCR requirements met for a DSCR ratio XXX Subject DSCR is XXX  Subject is a purchase transaction and market rents are greater than the amount used to qualify. )

XXX Appraisal is Incomplete - Appraisal (pg. 237) is missing form 1007 (Comparable Rent Schedule). Guidelines (Section 11.1.1 pg.55/66) requires the use of the lesser of an executed lease or 1007 market rents in DSCR calculation. Subject is an Investment property. Lender used XXX in their calculation of DSCR per worksheet in file (pg. 234).  - XXX - Lender provided copy of 1007 reflecting current rent as XXX and market rent at XXX  Guidelines require to use lesser of lease or market.  Review used lesser XXX as reflected as current lease on 1007.

*Exception Cleared.

XXX Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing is evidence of taxes, insurance and HOA (if applicable) paid timely for prior XXX months to application. Borrower owns primary residence free/clear of liens.  No other housing history verified as no other REO owned.  Borrower is first time Investor. Guidelines (section 10.3) requires borrower who owns a house free and clear meet the housing history provided there is documentation that the taxes and insurance have been paid on time for the last XXX months with proof of XXX - XXX - Lender provided response to see Tax Bill and XXX dec page.  Agent confirms via email/cover page that is for the year. Included XXX document with XXX detail for borrower primary reflecting XXX and XXX property tax by quarters. All XXX of XXX paid and Q1 for XXX paid. Additional evidence of HOI payment for prior XXX months.

*Exception Cleared.

XXX Missing Sufficient Evidence of Insurance - Missing evidence of 6 months Rent Loss insurance as required per guidelines (Section 11.1 pg. 55/66). Per insurance declarations page (pg. 463) no rent loss coverage is noted. - XXX - Recd letter from insurere confirming up to XXX months rent loss coverage is included in the policy.

2024AO10436	XXX	Sold	1	1	1	1
Verified credit history - Borrower has XXX qualifying FICO which exceeds XXX minimum required per guidelines.; Low LTV/CLTV/HCLTV - Transaction closed at XXX LTV which is XXX below allowable XXX LTV per XXX guidelines.;

XXX Insufficient Verified Funds to Close - XXX Guide 20220418, Section 9.5.2 (p. 47) require XXX months reserves for A Credit Grade. Borrower does not have sufficient reserves with assets verified and guidelines do not allow for the XXX gift fund to be allowed for reserves. Lock Sheet (p. 98) indicates Grade A which requires XXX months reserves (p. 47) and Reserves Worksheet (p. 372) Grade is XXX which requires XXX months reserves.

Gift funds not allowed for reserves per XXX Guide 20220418, Section 9.1.6 (p. 43). -

XXX - Recd updated transaction history through XXX reflecting sufficient funds for ctc and reservs

XXX Note Rider (Allonge) is not Executed - Authorized officer did not sign the allonge p145 - XXX Received copy of executed Allonge. Exception cleared.

XXX Asset Documentation is Insufficient - Bank Statements for XXX(p. 348, 351) seasoned XXX days. Per XXX Guide XXX Section XXX Asset Documentation, Assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for XXX days.

 - XXX - Recd updated transaction history through XXX

2024AO10444	XXX	Sold	2	1	1	2
Verified reserves - XXX total months reserves requried for subject plus additional financed REO properties.  Borrower has reserves verified are equal to XXX months ; Low DTI - DTI is XXX based on borrower income calculated by Lender with XXX expense ratio and XXX months bank statements. Lender 1008 reflects XXX maximum allowed per guidelines is XXX ;

XXX Missing Third Party Appraisal Review - Missing satisfactory XXX as required for a XXX Review as required per Guidelines (Section 9.2.2, pg. 50/103). CDA must be ordered from XXX of vendors listed per the guideline.  , Client Comment: XXX dated XXX received supporting value of XXX

XXX Income Documentation is Insufficient - CPA letter (pg. 750) does not state the guideline requirement (Section 12.1.5 pg. 74/103) of CPA attestation that he/she prepared the borrower's business tax returns or other financial documents.  - XXX - Received response from Lender stating (paraphrased): the guidelines reflect examples that it could be any of the documentation with the "or" statements. Uploaded the CPA letter, XXX website and Internet Search verifying the business. Included a XXX of the guideline referred to.

Exception Cleared.  Lender did provide additional options per the guideline section 12.1.5 to validate the existence of Self-Employed business.  This includes the SOS online search dated XXX (provided on XXX) along with copy of CPA letter dated XXX and Post-close business Google search. Note date is XXX.

XXX Missing Appraiser License - There is no evidence of the appraisal license in the file. License to confirm license was in effect at the time of the appraisal.  - XXX - Received Appraiser license to confirm in effect at time of appraisal.

*Exception Cleared.

XXX Unacceptable Credit History - Missing proof of canceled checks for proof of prior rental history at XXX,XXX per VOR (pg. 390) is paid XXX  Must document minimum XXX months history prior to borrower's current address. VOR dated XXX states borrower occupied to "present"; however, borrower 1003 (pg.1) reflects this address is previous and has not resided in this address for prior XXX months. Current address on 1003 is XXX    - XXX - Received lender response of: "Uploaded the XXX bank statement for review. Please see explanation from borrower and from landlord in regards to the varying amounts. Borrower is maxed to transfer XXX in one transfer at a time per the LOE, so she has to complete XXX transfer. Additionally we have a VOR in file from the landlord, as well as an email for the landlord to the borrower giving his bank information for the transfers. It is confirmed the bank account ending in XXX which matches the funds transfers is the landlord. Attached to a LOX from borrower addressing the three monthly transfers to total XXX and account online transfers, copy of the VOR, XXX statement and an email chain describing XXX transfers.

*Exception Cleared.

2024AO10440	XXX	Sold	1	1	1	1
Verified reserves - Reserves verified are XXX months, required are XXX months XXX 20220418 pg. 60 section 10.5.2.; Established credit history - Borrower has maintained an established credit history as exhibited by the credit report on pg. 290.;

XXX Lender Review Variance is not within tolerance. - Appraisal pg. 847 states property is in an XXX, however the appraiser comments in the summary sales comparison section (pg. 850) that the subject is in a rural area.  Rural properties are not eligible.  If an error, have appraiser correct.  - XXX - Recd revised appraisal stating property is in an urban location on the sales summary section.  Photos and the map support the property being in anXXX.

XXX Note Rider (Allonge) is not Executed - Note Allonge in file is not executed (pg. 153).   - XXX Received copy of signed XXX Exception cleared.

2024AO10445	XXX	Sold	2	2	1	1
Low LTV/CLTV/HCLTV - Subject LTV is XXX when max allowed per guideline is XXX ; Verified reserves - Reserves required are XXX months (XXX months for subject plus an additional XXX months for each Financed property owned). Borrower has XXX months remaining after closing including cash out proceeds from the subject.; Verified employment history - Borrower has been w/current employer for XXX yrs.;

XXX Missing Tax Transcript(s) - Missing evidence of XXX transcripts for XXX years as required per guidelines for Full doc. , Client Comment: Investor acknowledged exception XXX waive transcripts as no self-employment income was used to qualify.  Additional comp factors: Verified employment history, XXX months reserves verified w/ minimum requirement of XXX Low LTV/CLTV < XXX

XXX Missing Lease Agreement and/or Not Executed - Subject property is an Investment.  Per guidelines (section 12.11.1 pg. 92/105), when rental income is utilized with wage-earner income sources, tax returns will be used to calculate rental income and, XXX validation of returns is required. If property is not reported on tax returns, the rental income will be calculated based on the lower of the lease agreement or the Market Rent Analysis (Appraisal 1007 pg. 101). - XXX Borrower converted the subject to rental after purchasing new primary XXX  REO would not be reported as rental in XXX  XXX not required as app date is prior to XXX  Review utilized Current rent of XXX per the Operating Income Statement which reflects the Market rent to be XXX

XXX Missing Sufficient Evidence of Insurance - Hazard Policy in file (pg. 277) states the property is owner occupied under Occupancy header on Insurance Dec page when subject property is an Investment. Policy reflects mailing address as borrower name and subject address.  Borrower current residence is located at XXX. Verification of Employment Report (provided in Income documents supplement pg. 1/5) reflects employee address as the subject address.   - XXX Updated policy for subject received.  Policy reflects Landlord with rent loss coverage of XXX

XXX Income Documentation is Insufficient - Missing XXX W-2 copy to support income reflected as total pay on Verification Report provided with income supplement docs (pg. 1/5).  Income docs supplement contain XXX W-2 copy but XXX is missing from file.   - XXX - Recd XXX from XXX
XXX Missing Flood Insurance Certification Number - Standard Flood Hazard Determination form in file dated XXX reflecting XXX XXX does not reflect a Certificate Number (pg. 568). Provide evidence of Flood Certificate number for reporting purposes.  - XXX - Recd flood certificate reflecting the determination number

XXX Credit Documentation is Insufficient - Missing original credit report XXX dated XXX File contains credit supplement dated XXX and an updated merged in file dated XXX (pg. 528) but this report does not reflect credit scores. Provide updated credit scores for XXX report. Mid-score cannot be less than XXX  - XXX - Recd original credit report XXX dated XXX reflecting a XXX representative credit score

2024AO10441	XXX	Sold	1	1	1	1
Low LTV/CLTV/HCLTV - Ltv is calculated at XXX with a max allowed of XXX-XXX for FICO of XXX A grade.; Low DTI - DTI is XXX  w/a max allowed of XXX Verified reserves - Verified reserves are XXX months, guideline requires XXX months XXX pg. XXX Guide20220418.;

2024AO10534	XXX	Sold	2	1	1	2				Verified housing payment history - Credit report (pg.189) in file reflects XXX months of satisfactory mortgage history paid XXX ;
XXX Original appraisal is greater than XXX days with no recertification of value. - Per eResi Credit Guidelines, appraisals XXX days old must include a recertification of value to permit up to XXX days. Recert is present in file; however, appraisal dated XXX is XXX days from date of disbursement of XXX and is outside document aging requirements. (CDA is provided dated XXX Client Comment: XXX Investor approved exception.

2024AO10530	XXX	Sold	1	1	1	1				Low LTV/CLTV/HCLTV - Subject property LTV/CLTV is XXX when max allowable is XXX for XXX Refinance transaction.;
XXX Unacceptable Mortgage History - Provide VOM (from XXX) and VOM (from Select Portfolio XXX) to verify XXX month history max XXX Credit mortgage delinquent allowed XXX per Matrix pg.3; Credit Report (pg.185) in file reflects XXX & XXX prior to XXX transfer XXX  - XXX - Received email request from Investor to review the mortgage rating for XXX months with no lates in last XXX months. XXX borrower last late date was XXX (XXX), then was transferred XXX toXXX with no late pays.

*Exception Cleared*, Review of credit report (pg. 185) last noted late pay occurred in month of XXX  Month of XXX to most recent date of last activity noted on loan with XXX ending XXX is XXX thus total history paid XXX is confirmed for XXX months.

2024AO10488	XXX	Sold	1	1	1	1
Verified credit history - Borrower's credit report in file (pg.230) reflects an established credit history since XXX  History reports no late payments made based on the months reviewed for XXX  in the borrower's history

; Verified reserves - Borrowers have XXX months of verified reserves remaining after closing when guidelines required XXX months per final CD (pg.685).;
													XXX Note Rider XXX is not Executed - Missing executed XXX XXX pg.724. - XXX - Lender provided copy of executed XXX. *Exception cleared.
2024AO10532	XXX	Sold	1	1	1	1
Verified reserves - XXX Credit Matrix experienced Investor XXX XXX- requires XXX months reserves/ borrower has XXX months post close verified which exceeds the guideline/matrix requirement.; Verified credit history - XXX Credit Matrix experienced Investor XXX- requires minimum fico of XXX- borrowers fico is XXX